As filed with the Securities and Exchange Commission on October 28, 2025

Securities Act Registration No. 333-07305

Investment Company Act Registration No. 811-07685

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. _____	☐

Post-Effective Amendment No. 131	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 132

FRONTIER FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

999 Oakmont Plaza Drive, Suite 600
Westmont, Illinois	60559
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (847) 509-9860

Charles S. Thompson II

999 Oakmont Plaza Drive, Suite 600

Westmont, Illinois  60559

(Name and Address of Agent for Service)

Copies to:

Ellen R. Drought

Godfrey & Kahn, S.C.

833 E. Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on October 31, 2025 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

MFG FUNDS

PROSPECTUS

MFG Global Sustainable Fund

(formerly, the Frontier MFG Global Sustainable Fund)

Institutional Class Shares (FMSGX)

Service Class Shares (FMSRX)

Frontegra Asset Management, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

October 31, 2025

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request. MFG Funds, Inc. (the “Company”) has not authorized others to provide additional information. The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

Summary Section

Investment Objective. The investment objective of the MFG Global Sustainable Fund (formerly, the Frontier MFG Global Sustainable Fund) (the “Fund”) is to seek attractive risk-adjusted returns over the medium- to long-term while reducing the risk of permanent capital loss.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

	Institutional	Service
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution (12b-1) Fees	none	none
Other Expenses
Shareholder Servicing Fee	none	0.15%
Additional Other Expenses	1.33%	1.32%
Total Other Expenses	1.33%	1.47%
Total Annual Fund Operating Expenses(1)	2.13%	2.27%
Less: Fee Waiver/Expense Reimbursement(2)	(1.33)%	(1.32)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	0.80%	0.95%

(1)	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2025.

(2)	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2026, and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example. The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement included in the table above is reflected only through October 31, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$82	$538	$1,022	$2,357
Service Class	$97	$582	$1,095	$2,503

1

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategy. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of issuers listed on U.S. and international stock exchanges that meet the criteria for environmental, social and governance (“ESG”) and low carbon investments of the Fund’s subadviser, Magellan Asset Management Limited doing business as Magellan Investment Partners (formerly MFG Asset Management) (“Magellan Investment Partners”). Equity securities in which the Fund will invest as a principal investment strategy consist of common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). In selecting investments for the Fund, Magellan Investment Partners reviews a broad spectrum of ESG issues for their materiality of impact on the future earnings and risks of companies. Magellan Investment Partners considers amongst other things and where applicable: environmental issues, such as climate change and pollution; social issues, such as human rights and health and safety; and corporate governance issues, such as governance and compensation structures. The choice of ESG factors for any company will vary by industry and company. In addition, Magellan Investment Partners incorporates a proprietary process that facilitates the identification of companies with materially lower carbon factor risk through the analysis of factors such as carbon emissions intensity and fossil fuel exposure.

The Fund invests in a non-diversified portfolio of high quality companies, which are companies that Magellan Investment Partners believes are market leaders in their industry, earn returns on capital above the cost of capital, and have long term and sustainable competitive advantages. The Fund will generally hold between 20 to 40 companies in its portfolio that meet these criteria. Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies. Magellan Investment Partners may reduce this 40% minimum investment amount to 30% if it deems market conditions to be unfavorable. With respect to its non-U.S. investments, the Fund invests in companies located in developed countries but may also invest in emerging markets as part of its principal investment strategy. The Fund may invest in companies of any size, but generally invests in companies with a market capitalization of at least $5 billion.

Principal Investment Risks.

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and other global macro factors, including elevated inflation levels, trade tensions, tariffs and the ongoing wars in Europe and the Middle East. Uncertainties regarding the future of the Federal Reserve’s monetary policy, political events, rising government debt in the U.S. and the possibility of a national or global recession have also contributed to market volatility. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

2

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.

Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and is dependent on the decisions of the portfolio management team to achieve the Fund’s investment objective.

ESG and Low Carbon Investing Risks. In pursuing Magellan Investment Partners’ ESG and low carbon investment strategy, there is a risk that the Fund may invest in companies that underperform the global equity markets or other companies in a portfolio that do not employ such strategy because the Fund’s universe of investments may be smaller than that of other funds. The Fund may forgo opportunities to gain exposure to certain companies, industries, sectors or countries, and it may choose to sell a security when it might otherwise be disadvantageous to do so.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-capitalization companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ADR/GDR Risks. The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.

Small Fund Risks. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Shareholder Concentration Risks. A large percentage of the Fund’s shares are held by a small number of shareholders, including affiliates of Magellan Investment Partners. A large redemption by one or more of these shareholders could result in the Fund selling securities when it otherwise would not have done so, accelerating the realization of capital gains and increasing transaction costs. A large redemption could also significantly reduce the Fund’s assets and increase the Fund’s expenses.

3

Sector Emphasis Risks. Sector emphasis risk is the possibility that investments within certain sectors may decline in price due to sector-specific economic developments.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance. The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to those of a broad measure of market performance. Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company’s website at www.mfg-funds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2025, through September 30, 2025, was 20.03%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

16.02% (2nd quarter, 2020)	(16.84)% (1st quarter, 2020)

4

Average Annual Total Returns

(For the periods ended December 31, 2024)

Institutional Class	One Year	Five Year	Since Inception(1)
Return Before Taxes	16.75%	8.36%	9.62%
Return After Taxes on Distributions	15.00%	7.74%	9.01%
Return After Taxes on Distributions and Sale of Fund Shares	10.77%	6.47%	7.52%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	18.67%	11.17%	12.82%

Service Class	One Year	Five Year	Since Inception(1)
Return Before Taxes	16.55%	N/A	8.41%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	18.67%	N/A	12.35%

(1)  The Institutional Class and the Service Class commenced operations on October 9, 2019, and October 20, 2020, respectively.

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary. After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management.

Investment Adviser and Subadviser. Frontegra is the investment adviser to the Fund. Magellan Investment Partners is the subadviser to the Fund.

Portfolio Manager.

Name	Portfolio Manager of the Fund Since	Title
Alan Pullen	2023	Portfolio Manager

Purchase and Sale of Fund Shares. You may purchase or redeem shares of the Fund on any business day by written request to MFG Funds, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252, by wire or through a financial intermediary. The Fund’s minimum initial and subsequent investment amounts are shown below, which may be modified for purchases made through certain financial intermediaries. The Fund may reduce or waive the minimums in its sole discretion.

5

	Minimum Initial Investment	Minimum Subsequent Investments
Institutional Class	$1,000,000	$1,000
Service Class	$10,000	$1,000

Tax Information. The Fund’s distributions are taxable and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of funds from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Principal Investment Strategy and Related Risks

Investment Objective. The investment objective of the Fund is to seek attractive risk-adjusted returns over the medium- to long-term while reducing the risk of permanent capital loss. The investment objective may be changed without shareholder approval.

Principal Investment Strategy. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of issuers listed on U.S. and international stock exchanges that meet Magellan Investment Partners’ criteria for ESG and low carbon investments. The Fund is non-diversified. Equity securities in which the Fund invests as a principal investment strategy consist of common stocks, ADRs and GDRs. In selecting ESG investments, Magellan Investment Partners reviews a broad spectrum of ESG issues for their materiality of impact on the future earnings and risks of companies. Magellan Investment Partners considers amongst other things and where applicable: environmental issues, such as climate change and pollution; social issues, such as human rights and health and safety; and corporate governance issues, such as governance and compensation structures. The choice of ESG factors for any company will vary by industry and company. In addition, Magellan Investment Partners incorporates a proprietary process that facilitates the identification of companies with materially lower carbon factor risk. In selecting investments with lower carbon factor risk, Magellan Investment Partners considers companies’ carbon emissions intensity and materiality of fossil fuel interests or exposures. Magellan Investment Partners limits the Fund’s weighted average carbon emissions intensity through the application of a cap. Company carbon emissions intensity is obtained from third party providers, which typically source their data from company disclosures made under the framework provided by the Carbon Disclosure Project.

The Fund invests in a non-diversified portfolio of high quality companies, which are companies that Magellan Investment Partners believes are market leaders in their industry, earn returns on capital above the cost of capital, and have long-term and sustainable competitive advantages. The Fund will generally hold 20 to 40 companies in its portfolio that meet the criteria. The Fund may invest in companies of any size, but generally invests in companies with a market capitalization of at least $5 billion. As a non-principal investment strategy, Magellan Investment Partners generally excludes investments in securities that it deems to have material exposures in the tobacco, mining, gambling, weapons, adult entertainment or alcohol industries.

Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies. Magellan Investment Partners may reduce the 40% minimum investment amount to 30% if it deems market conditions to be unfavorable.

6

The Fund defines non-U.S. companies as companies:

●	that are organized under the laws of a foreign country;

●	whose principal trading market is in a foreign country; or

●	that derive a significant portion of their revenue from outside of the United States.

For purposes of this definition, a company has a “significant” portion of its revenue from outside of the United States if 50% or more of the company’s revenue is sourced outside of the United States. With respect to the Fund’s non-U.S. investments, the Fund invests in companies located in developed countries as part of its principal investment strategy. The Fund may also invest in emerging markets as part of its principal investment strategy.

Magellan Investment Partners seeks to achieve the Fund’s investment objective through an integrated investment approach that incorporates four key elements:

●	Industry and Company Research. Magellan Investment Partners employs a bottom-up analytical approach that involves an assessment of a company’s competitive advantages resulting in a quality rating determined by Magellan Investment Partners’ investment committee and a valuation of a company based on Magellan Investment Partners’ financial forecasts for the company. Magellan Investment Partners determines a company’s quality rating based on its analysis of a number of assessed criteria, such as the company’s sustainable competitive advantage, growth potential, predictability of cash flows and earnings, return on invested capital, operating and financial leverage, management and board track record on deployment of capital and ESG issues.

●	Macroeconomic Research. Magellan Investment Partners undertakes macroeconomic research and incorporates its assessment of macroeconomic-related risk in its overall portfolio decisions for the Fund.

●	Portfolio Construction. Magellan Investment Partners designs the Fund’s portfolio to have lower historical volatility than that exhibited by world equity markets, as measured against the MSCI World Index. Magellan Investment Partners also incorporates portfolio risk controls that limit total exposure to individual investments or investments in aggregate that would lead to a concentration of risk in Magellan Investment Partners’ opinion.

●	ESG and Low Carbon Investment Framework. Magellan Investment Partners considers a broad spectrum of ESG issues for their materiality of impact on future earnings and risks of companies and applies its ESG framework that is described in more detail above. In addition, Magellan Investment Partners has developed a proprietary low carbon investment framework, which seeks to lower carbon factor risks and caps the Fund’s carbon intensity at less than one-third of that of the MSCI World Index through:

1.	screening out companies based on their carbon emissions intensity (based on their carbon emissions per unit of revenue) with the screening threshold based on globally agreed upon climate goals;

7

2.	limiting the portfolio’s weighted average carbon emissions intensity through a carbon emissions intensity cap; and

3.	excluding companies with fossil fuel interests or exposures (for example, companies engaged in the extraction, transportation and storage of fossil fuels).

To assist the assessment of ESG risks, analysts evaluate data and information on ESG issues relevant to the companies that they cover from a variety of third party sources regarding companies’ detailed climate disclosures, including data on carbon emissions and climate change mitigation activities.

Magellan Investment Partners may adjust this framework over time as ESG or carbon reduction goals evolve or as it otherwise deems appropriate.

Companies are sold due to unfavorable changes in valuation, underlying fundamentals or management; if there are more attractive opportunities available; if the company has not performed to expectations; or if Magellan Investment Partners believes it is prudent to sell a position for risk management purposes.

The Fund’s investment objective incorporates consideration of ESG risks and the application of a proprietary low carbon framework. The Fund may frequently have high “active share,” which measures how much the holdings of the Fund differ from those of the securities in the Fund’s benchmark index, the MSCI World Index.

The Fund will provide shareholders with at least a 60-day notice of any change in the Fund’s policy to invest at least 80% of its net assets in the types of securities suggested by its name. The 80% limitation is measured at the time of investment. For purposes of the 80% policy, net assets include any borrowings for investment purposes. Percentage limitations set forth under “Principal Investment Strategy” are measured at the time of investment.

Cash or Similar Investments. The Fund will typically hold up to 10% of its total assets in cash, money market deposit accounts, money market mutual funds, short-term fixed income securities and other short-dated instruments that are readily convertible into cash for any purpose.

Temporary Defensive Position. The Fund may invest up to 100% of its total assets in cash, money market deposit accounts, money market mutual funds and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. From time to time, Magellan Investment Partners may make significant changes to the Fund’s portfolio if it believes that macroeconomic events could lead to a significant and sustained loss in value for shareholders. Such events could include a financial crisis, a sustained oil price shock, a global pandemic or a major global conflict. To the extent Magellan Investment Partners maintains a substantial cash position for the Fund, engages in temporary strategies or makes significant changes to the Fund’s portfolio, the Fund may not achieve its investment objective.

Additional Principal Risk Information.

Market Risks; Recent Market Events.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and other global macro factors, including elevated inflation levels, trade tensions, tariffs and the ongoing wars in Europe and the Middle East. Uncertainties regarding the future of the Federal Reserve’s monetary policy, political events, rising government debt in the U.S. and the possibility of a national or global recession have also contributed to market volatility. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

8

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, risks associated with epidemic and pandemic diseases, risks surrounding the uncertainty of the economies of particular countries, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account. Frontegra and Magellan Investment Partners will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks is likely to have greater fluctuations in the share price than a fund that invests a significant portion of its assets in fixed income securities.

Stock Selection Risks. Stock prices vary and may fall, thus reducing the value of the Fund’s investments. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards, settlement delays and securities market regulation, and the imposition of foreign withholding taxes. Geopolitical events may cause market disruptions. In addition, foreign investments may not be subject to the same uniform accounting, auditing, or financial reporting standards and practices applicable to U.S. issuers, and there may be less publicly available information about foreign issuers. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or economic or political developments, which could affect investments in those countries.

Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems than more developed foreign markets. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. Investments in emerging market countries may be affected by government policies that restrict foreign investment in certain issues or industries. Investments in emerging market securities may be more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. In addition to withholding taxes on investment income, some emerging market countries may impose different capital gains taxes or capital restrictions on foreign investors.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single company may have greater impact on the Fund than for other funds that invest in a greater number of companies.

9

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and is dependent on the decisions of the portfolio management team to achieve the Fund’s investment objective.

ESG and Low Carbon Investing Risks. In pursuing Magellan Investment Partners’ ESG and low carbon investment strategy, there is a risk that the Fund may invest in companies that underperform the global equity markets or other companies in a portfolio that do not employ such strategy because the Fund’s universe of investments may be smaller than that of other funds. The Fund may forgo opportunities to gain exposure to certain companies, industries, sectors or countries, and it may choose to sell a security when it might otherwise be disadvantageous to do so. Magellan Investment Partners’ framework of ESG and low carbon investments will vary from other managers. There is no guarantee Magellan Investment Partners’ abilities to select ESG and low carbon investments will be successful.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-capitalization companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ADR/GDR Risks. The risks of ADRs and GDRs (together, “DRs”) include many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability. DRs are certificates evidencing ownership of shares of a foreign-based issuer held by a bank or similar financial institution as depositary. DR holders may not have all of the legal rights of shareholders. DRs may be sponsored or unsponsored. If the Fund invests in an unsponsored DR, the Fund is likely to bear its proportionate share of expenses of the depositary, and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored DR.

Small Fund Risks. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Shareholder Concentration Risks. A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the parent company of Magellan Investment Partners. A large redemption by one or more of these shareholders could result in the Fund selling securities when it otherwise would not have done so, accelerating the realization of capital gains and increasing transaction costs. A large redemption could also significantly reduce the Fund’s assets and increase the Fund’s expenses.

Sector Emphasis Risks. Sector emphasis risk is the possibility that investments within certain sectors may decline in price due to sector-specific economic developments. Potential negative market or economic developments affecting one of the larger sectors held by the Fund could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, Frontegra, Magellan Investment Partners, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

10

Portfolio Holdings Disclosure Policy. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Financial Highlights

The financial highlights tables describe the financial performance for the Fund’s Institutional Class and Service Class shares since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated periods (assuming reinvestment of all distributions). The information has been audited by Cohen & Company, Ltd. (“Cohen & Co”), the Fund’s independent registered public accounting firm. The Fund’s financial statements, along with Cohen & Co’s report, are included in the Fund’s annual report, which is available upon request.

11

MFG GLOBAL SUSTAINABLE FUND – INSTITUTIONAL CLASS

(formerly, the Frontier MFG Global Sustainable Fund)

Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
Net Asset Value, Beginning of Year	$14.57	$12.06	$10.15	$12.70	$10.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16 (1)	0.16	0.08	0.05	0.06
Net realized and unrealized gain (loss) on investments	2.83	2.47	1.89	(2.16)	2.24
Total income (loss) from investment operations	2.99	2.63	1.97	(2.11)	2.30

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.12)	(0.06)	(0.05)	(0.03)
From net realized gain on investments	(0.68)	—	—	(0.39)	—
Total distributions	(0.84)	(0.12)	(0.06)	(0.44)	(0.03)

Redemption fees retained	—	—	— (2)	— (2)	— (2)

Net asset value, end of year	$16.72	$14.57	$12.06	$10.15	$12.70

Total Return	21.25%	21.81%	19.63%	(17.37)%	22.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$18,509	$15,291	$12,559	$11,663	$12,851
Ratio of expenses to average net assets
Before waivers and reimbursements	2.13%	1.87%	1.50%	1.45%	2.03%
Net of waivers and reimbursements	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	(0.29)%	0.12%	0.01%	(0.20)%	(0.74)%
Net of waivers and reimbursements	1.04%	1.19%	0.71%	0.45%	0.49%
Portfolio turnover rate(3)	55%	43%	49%	40%	29%

(1)	Per share net investment income has been calculated using the daily average share method.

(2)	Less than one cent per share.

(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

12

MFG GLOBAL SUSTAINABLE FUND – SERVICE CLASS

(formerly, the Frontier MFG Global Sustainable Fund)

Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended June 30, 2025	Year Ended June 30, 2024		Year Ended June 30, 2023	Year Ended June 30, 2022	Period Ended June 30, 2021(1)
Net Asset Value, Beginning of Year	$14.56	$12.05		$10.15	$12.70	$11.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14 (2)	0.14	(2)	0.07	0.05 (2)	0.07
Net realized and unrealized gain (loss) on investments	2.83	2.47		1.89	(2.17)	1.20
Total income (loss) from investment operations	2.97	2.61		1.96	(2.12)	1.27

LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.10)		(0.06)	(0.04)	(0.03)
From net realized gain on investments	(0.68)	—		—	(0.39)	—
Total distributions	(0.81)	(0.10)		(0.06)	(0.43)	(0.03)

Redemption fees retained	—	—		— (3)	— (3)	—	(3)

Net asset value, end of year	$16.72	$14.56		$12.05	$10.15	$12.70

Total Return	21.13%	21.76%		19.36%	(17.41)%	11.07	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$13,597	$13,005		$19,145	$22,655	$17,562
Ratio of expenses to average net assets
Before waivers and reimbursements	2.22%	1.94%		1.60%	1.55%	1.90	%(5)
Net of waivers and reimbursements	0.90%	0.90%		0.90%	0.90%	0.90	%(5)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	(0.41)%	0.00	%(6)	(0.13)%	(0.27)%	(0.23	)%(5)
Net of waivers and reimbursements	0.91%	1.04%		0.57%	0.38%	0.77	%(5)
Portfolio turnover rate(7)	55%	43%		49%	40%	29	%(4)

(1)	Commenced operations on October 20, 2020.

(2)	Per share net investment income has been calculated using the daily average share method.

(3)	Less than one cent per share.

(4)	Not annualized.

(5)	Annualized.

(6)	Less than 0.01%.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

13

Fund Management

Adviser. Frontegra is the Fund’s investment adviser and supervises the management of the Fund’s portfolio by Magellan Investment Partners, subject to the oversight of the Board of Directors of the Company (the “Board”). Frontegra was organized in 1996 and is located at 999 Oakmont Plaza Drive, Suite 600, Westmont, Illinois 60559. Frontegra, Frontegra Strategies, LLC, the Fund’s distributor, and Frontier Partners, Inc., a consulting/marketing firm, are subsidiaries of Magellan Financial Group Ltd (“MFG”), a company listed on the Australian Securities Exchange. Magellan Investment Partners is also a subsidiary of MFG. Accordingly, Frontegra, Frontegra Strategies, LLC, Frontier Partners, Inc. and Magellan Investment Partners are affiliates.

A discussion regarding the Board’s basis for approving the investment advisory agreement and subadvisory agreement is included in the Fund’s Form N-CSR filing for the fiscal year ended June 30, 2025.

Management Fees. The Company, on behalf of the Fund, has entered into an investment advisory agreement with Frontegra pursuant to which Frontegra supervises the management of the Fund’s investments and provides various administrative services to the Fund. Under the investment advisory agreement, the Fund compensates Frontegra at an annual rate of 0.80% of the Fund’s average daily net assets. Frontegra has agreed to waive its management fee and/or reimburse the Fund’s operating expenses at least through October 31, 2026, to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets for the Institutional Class and Service Class shares, respectively. The expense cap/reimbursement agreement can be terminated only by, or with the consent of, the Board. The expense cap/reimbursement agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed. Frontegra is permitted to recoup any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. The expense cap/reimbursement agreement may have the effect of increasing the Fund’s overall expense ratio during any periods where Frontegra recoups previously waived or reimbursed expenses. After expense waivers Frontegra did not receive any advisory fee for the Fund’s fiscal year ended June 30, 2025.

Magellan Investment Partners. Magellan Investment Partners was organized in 2006 and is located at Level 36, 25 Martin Place, Sydney NSW 2000, Australia. In addition to providing portfolio management services to the Fund, Magellan Investment Partners serves as investment adviser to other institutional clients. Magellan Investment Partners also serves as subadviser to the MFG Core Infrastructure Fund, another series of the Company. Magellan Investment Partners is an affiliate of Frontegra by virtue of being under common control by MFG. As of September 30, 2025, Magellan Investment Partners had approximately U.S. $26.64 billion under management.

Frontegra has entered into a subadvisory agreement with Magellan Investment Partners under which Magellan Investment Partners manages the Fund’s portfolio, subject to Frontegra’s supervision. Under the subadvisory agreement, Magellan Investment Partners is paid the net advisory fee received by Frontegra less an annual flat fee retained by Frontegra. Magellan Investment Partners has also agreed to pay for or reimburse Frontegra for, as applicable, any expense reimbursements made by Frontegra pursuant to the expense cap/reimbursement agreement, and all amounts paid by Frontegra to financial intermediaries for sub-transfer agent and other administrative services.

Representatives of Frontegra provide consulting and marketing services to Magellan Investment Partners.

14

Portfolio Manager.

Alan Pullen. Mr. Pullen has served as Portfolio Manager of the Fund since June 2023. Mr. Pullen has ultimate responsibility for the investment decisions for the Fund. He joined Magellan Investment Partners in 2012. In 2016, Mr. Pullen was appointed Head of the Financials Team and portfolio manager at Magellan Investment Partners. Prior to Magellan Investment Partners, Mr. Pullen worked as an analyst and portfolio manager at Maple-Brown Abbott from 2006 to 2012. He worked as an economist at the Reserve Bank of Australia from 1999 to 2006. Mr. Pullen holds a Bachelor of Economics (Honours) from the University of Tasmania.

The Fund’s SAI provides additional information about the Fund’s portfolio manager, including other accounts managed, ownership of Fund shares and compensation.

Custodian, Transfer Agent and Administrator. U.S. Bank, N.A. acts as custodian of the Fund’s assets. U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator. U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor. Frontegra Strategies, LLC (the “Distributor”), 999 Oakmont Plaza Drive, Suite 600, Westmont, Illinois 60559 acts as the principal distributor of the Fund’s shares.

Your Account

How to Purchase Shares. Shares of the Fund are sold on a continuous basis at net asset value (“NAV”). The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open. The NAV for a class of shares is determined by adding the value of the Fund’s investments, cash and other assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding for the class. Due to the fact that different expenses are charged to the Institutional Class and Service Class shares of the Fund, the NAV of the two classes may vary. Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a fund platform or broker-dealer who is authorized by the Distributor or an affiliate to sell shares of the Fund (collectively, “Financial Intermediaries”), receives your request in proper form. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent. A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

Investments may be made by mail or wire. The investment minimums noted above are waived for investments by qualified employee benefit plans. Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, other financial intermediaries and individuals accessing accounts through registered investment advisers. The Fund reserves the right to change or waive these minimums at any time. You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

Initial Investment by Mail. You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “MFG Funds, Inc.” to: MFG Funds, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252. For overnight deliveries, please use 801 Pennsylvania Ave, Suite 219252, Kansas City, Missouri 64105-1307. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment. Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank. If your check does not clear, you will be charged a $25 service fee. You will also be responsible for any losses suffered by the Fund as a result. In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties. All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted. The Company reserves the right to reject an application in whole or in part.

15

Initial Investment by Wire. In addition, you may purchase shares of the Fund by wire. Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A. 777 E. Wisconsin Ave. Milwaukee, WI 53202 ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC Account Number 112-952-137

Further credit to:	MFG Funds, Inc. MFG Global Sustainable Fund (Class of Shares) (investor account number) (name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Investment through Financial Intermediaries. Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus. An order is deemed to be placed when the Fund, or a Financial Intermediary on the Fund’s behalf, receives the order in proper form. Please consult your Financial Intermediary regarding fee information and procedures for purchasing, selling or exchanging shares of the Fund.

Important Information about Procedures for Opening a New Account. The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening an account in the name of a legal entity (e.g., a partnership, limited liability company, corporation, business trust, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of your legal entity prior to the opening of your account. We may also ask for other identifying documents or information to verify the shareholder’s identity. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

16

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received. If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action. Any delay in processing your order will affect the purchase price you receive for your shares. The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses. The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared. This is a security precaution only and does not affect your investment.

Multiple Classes. The Fund currently offers two different classes of shares: Institutional Class shares and Service Class shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance. The classes also differ with respect to their investment minimums. In addition, Service Class shares impose a shareholder servicing fee that is assessed against the assets of the Fund attributable to that class.

Subsequent Investments. You may make additions to your account by mail or by wire. When making an additional purchase by mail, enclose a check payable to “MFG Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments by Wire. To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares. You may request redemption of part or all of your Fund shares at any time. The price you receive will be the NAV next determined after the Fund receives your request in proper form, subject to the redemption fee described below if the shares have been held for 30 days or less. Once your redemption request is received in proper form, the Fund typically expects to pay redemption proceeds by check mailed to you within two business days, by wire on the next business day or electronic credit via the Automated Clearing House (“ACH”) network within two or three business days. However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund, but, in any event, no later than seven calendar days after receipt of a redemption request. Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days. In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

17

Written Redemption. To redeem shares in the Fund please furnish a written, unconditional request to: MFG Funds, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252. For written redemption requests sent via overnight delivery, please use 801 Pennsylvania Ave, Suite 219252, Kansas City, Missouri 64105-1307. Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. Redemption proceeds may be wired to a commercial bank authorized on your account. If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders that invest through an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds. Under normal market conditions, the Fund expects to use holdings of cash or cash equivalents or sell portfolio assets to meet redemption requests. Under unusual market conditions such as times of market stress, the Fund reserves the right to make redemptions in kind as discussed below and may enter into a line of credit with a bank or borrow money (subject to the limits in the Fund’s investment policy on borrowing) to meet redemption requests.

Purchases In Kind. Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or Magellan Investment Partners and their determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies. In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares. Securities accepted by the Fund in an in kind purchase will be valued at market value. In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind. The Fund generally pays redemptions in cash, but reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets in any 90-day period. In such cases, you may incur brokerage costs in converting these securities to cash. The Fund expects that while unlikely, any redemption in kind would be made as a pro rata portion of the Fund’s portfolio or a representative basket if the redemption is not large enough to distribute a pro rata portion. The Fund expects that any redemptions in kind will be made with marketable securities. However, you would bear any market risk until the securities are converted into cash. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. The subsequent sale of securities received in kind may also result in recognized gains or losses for federal income tax purposes.

Redemption Fee. A redemption fee of 2.00% will be charged on shares of the Fund redeemed (including in connection with an exchange) 30 days or less from their date of purchase. The 30-day period during which shares are subject to the redemption fee commences on the day after the shares are purchased. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to:

●	shares purchased through retirement plans in limited circumstances;

●	shares acquired through re-investments of Fund distributions; or

●	shares redeemed because of death or disability.

18

The Fund may waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions or exchanges that do not indicate market timing strategies.

Signature Guarantees. Signature guarantees are required in the following circumstances:

●	for redemption proceeds sent to any person, address or bank account not on record;

●	for requests to wire redemption proceeds (if not previously authorized on the account);

●	for redemption requests submitted within 30 days of an address change;

●	when changing account ownership; and

●	in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public. Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination. Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 for Institutional Class shares and $1,000 for Service Class shares as a result of redemptions. Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption. If you hold your Fund shares in a taxable account, termination of your account by the Fund will result in the recognition of a capital gain or loss determined by reference to the adjusted basis of the shares in the account terminated and the NAV of such shares on the date of the termination.

Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, supplements and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts, and to shareholders the Fund reasonably believes are from the same family or household. If you would like to discontinue householding for your accounts, please call toll-free at 888-825-2100 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Market Timing Policy. The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders. Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”). Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Fund’s discretion in consultation with Frontegra or Magellan Investment Partners, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations. The Fund, Frontegra, Magellan Investment Partners and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

19

The Fund monitors and enforces the Market Timing Policy through:

●	the termination of a shareholder’s purchase and/or exchange privileges;

●	selective monitoring of trade activity;

●	the 2.00% redemption fee for redemptions or exchanges of shares 30 days or less after their date of purchase (determined on a first-in, first-out basis); and

●	regular reports to the Board by the Fund’s Chief Compliance Officer regarding any unusual trading activity and any waivers of the short-term redemption fee.

The Distributor or an affiliate has entered into shareholder information agreements with Financial Intermediaries, which enable the Distributor or an affiliate to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts. Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders. In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy. There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

Distribution and Shareholder Servicing Arrangements

Shares of the Fund may be offered through Financial Intermediaries. If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.

Shareholder Servicing Fee. The Company, on behalf of the Fund’s Service Class, has adopted a shareholder servicing plan (the “Service Plan”). Pursuant to the Service Plan, the Service Class shares of the Fund pay an annual shareholder servicing fee of up to 0.15% per year to the Distributor for payments to Financial Intermediaries who provide on-going account services to shareholders. Those services include establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions and providing other recordkeeping, sub-accounting and administrative services for Service Class shareholders. Service Class shares of the Fund may also make payments to Financial Intermediaries for set-up fees for new funds and/or share classes so that underlying customers of the Financial Intermediaries may receive sub-transfer agent, administrative, recordkeeping, sub-accounting and other non-distribution services.

Payments to Financial Intermediaries. From time to time, the Company or the Distributor enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, shareholder servicing or other administrative services on behalf of their clients who are shareholders of the Fund. Pursuant to these arrangements, the Distributor or Frontegra make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund. Service Class shares of the Fund pay a shareholder servicing fee to Financial Intermediaries as described above.

20

The Distributor or Frontegra may pay additional compensation to certain Financial Intermediaries. Under these arrangements, the Distributor or Frontegra may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund. For example, the Distributor or Frontegra may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund platforms, other formal sales programs and other forms of marketing support. The amount of these payments is determined from time to time by the Distributor or Frontegra and may differ among such Financial Intermediaries based upon one or more of the following factors: gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties. These payments are in addition to any service fees payable under the shareholder servicing arrangements as noted above. The receipt of (or prospect of receiving) such compensation may provide the Financial Intermediary and its representatives with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives. You may wish to consider whether such arrangements exist when evaluating recommendations from a Financial Intermediary.

Exchange Privilege

You may exchange all or a portion of your investment between classes or from one MFG Fund to another MFG Fund at any time by written request, if you meet the minimum investment requirements for the class and fund into which you would like to exchange, and if the class and fund are open to new investors. Before exchanging your shares, you should first carefully read the Prospectus for the fund into which you are exchanging and consider the tax consequences if you hold your investment in a taxable account. The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form. An exchange from one fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and if you hold your Fund shares in a taxable account, will result in the recognition of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange. Exchanges are not tax-free. However, a conversion from one class to another class within the same Fund will not be a taxable transaction.

Exchange requests should be directed to: MFG Funds, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252. For written exchange requests sent via overnight delivery, please use 801 Pennsylvania Ave, Suite 219252, Kansas City, Missouri 64105-1307. If your shares are held in an account with a Financial Intermediary, contact the Financial Intermediary. A Financial Intermediary may impose conditions on exchanges in addition to those disclosed in this Prospectus.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders. The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

If you exchange your shares in the Fund for shares in any other MFG Fund, you may be subject to the redemption fee described above under “Your Account – Redemption Fee.”

21

Valuation of Fund Shares

Shares of each class of the Fund are sold at their NAV. The NAV for each class of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund does not determine NAV on days the NYSE is closed. The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded. Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price. Securities not listed on a securities exchange are valued at the most recent sale price. Short-term investments maturing within 60 days or less, which are not priced by a pricing service, may be valued by the amortized cost method, which approximates fair value.

The Board has appointed Frontegra as its valuation designee for all fair value determinations and responsibilities, subject to oversight by the Board. Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra in good faith and in accordance with procedures adopted pursuant to Rule 2a-5 of the 1940 Act. Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security. The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

The Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV. If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued by Frontegra as the valuation designee at its fair value pursuant to the procedures discussed above. The Fund has retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service employs quantitative models in determining fair value.

Distributions and Federal Income Tax Treatment

As with any investment, you should consider how your investment in the Fund will be taxed. Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or tax consequences to you of investing in the Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. If your account is not a tax-deferred retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

22

Taxes on Distributions. The Fund makes distributions to its shareholders of substantially all of its investment company taxable income and net capital gain, if any, at least annually. For federal income tax purposes, distributions of the Fund’s investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gain over net long-term capital loss, and net gain from foreign currency transactions) generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend” income (generally, dividends received by the Fund from U.S. corporations and certain foreign corporations that are eligible for the benefits of a comprehensive tax treaty with the U.S.) and you satisfy certain holding period requirements. For non-corporate shareholders, such “qualified dividend” income is currently eligible for the reduced federal income tax rates applicable to long-term capital gains.

If the Fund distributes any net capital gain (the excess of net long-term capital gain over net short-term capital loss), then such distributions will be taxable as long-term capital gain, whether reinvested in additional Fund shares or received in cash, and regardless of the length of time you have owned your shares. The Fund will inform shareholders of the federal income tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the distribution. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash, Fund shares, or in kind securities received in the distribution, if any) remains the same. The Fund expects that, because of its investment objective and strategy, its distributions will consist primarily of net capital gain. All distributions will automatically be reinvested in shares of the Fund at the then prevailing NAV unless you specifically request that either distributions of investment company taxable income or net capital gain or both be paid in cash. If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s then-current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to: MFG Funds, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252. For overnight deliveries, please use 801 Pennsylvania Ave, Suite 219252, Kansas City, Missouri 64105-1307. Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Sales, Redemptions and Exchanges. Your sale, exchange or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale, exchange or redemption proceeds, including in kind proceeds, are more or less than your adjusted basis in the sold, exchanged or redeemed shares (generally, the amount you paid for the shares). Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less. Any capital loss arising from the sale, exchange or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other MFG Fund generally will have similar tax consequences to a sale or redemption of Fund shares. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

Net Investment Income Tax. In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized on the sale, exchange or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this NII tax.

23

Withholding. Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or other Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service (“IRS”) requiring backup withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate set under Section 3406 of the Internal Revenue Code of 1986, as amended, for U.S. residents.

Foreign Tax Considerations. Some foreign governments levy withholding taxes against dividend and interest income or assess taxes on capital gains. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities. The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund if more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of foreign stocks and securities. The Fund will notify you if it makes such an election.

Cost Basis Reporting. The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired, when the shareholder subsequently sells, exchanges or redeems those shares. The Fund will determine the cost basis of such shares using the average cost method unless you elect in writing any alternative IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

24

DIRECTORS

Charles S. Thompson II

Erik D. Barefield

Pamela H. Conroy

Steven K. Norgaard

OFFICERS

Charles S. Thompson II

Benjamin D. Jones

Andrew P. Chica

Robert Lance Baker

INVESTMENT ADVISER

Frontegra Asset Management, Inc.

999 Oakmont Plaza Drive, Suite 600

Westmont, Illinois 60559

SUBADVISER

Magellan Asset Management Limited

doing business as Magellan Investment Partners

Level 36, 25 Martin Place

Sydney NSW 2000

Australia

CUSTODIAN

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

DISTRIBUTOR

Frontegra Strategies, LLC

999 Oakmont Plaza Drive, Suite 600

Westmont, Illinois 60559

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

For overnight deliveries, use:

MFG Funds, Inc.

c/o U.S. Bank Global Fund Services

801 Pennsylvania Ave, Suite 219252

Kansas City, Missouri 64105-1307

For regular mail deliveries, use:

MFG Funds, Inc.

c/o U.S. Bank Global Fund Services

P.O. Box 219252

Kansas City, Missouri 64121-9252

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

8101 East Prentice Ave., Suite 750

Greenwood Village, CO 80111

LEGAL COUNSEL

Godfrey & Kahn, S.C.

833 E. Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

25

Rev. October 2025

FACTS	WHAT DOES MFG FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●      Social Security number and income

●      Account balances and account transactions

●      Transaction history and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFG Funds, Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFG Funds, Inc. share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We do not share
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We do not share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We do not share

To limit our sharing	You may limit our sharing about you with our affiliates for marketing purposes by calling us (toll-free) at 1-888-825-2100. Please note: if you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing. Your choice to limit marketing from our affiliates will apply until you tell us to change your choice.

Questions?	Call (toll free) 1-888-825-2100

This Page is Not a Part of the Prospectus

26

Who we are
Who is providing this notice?	MFG Funds, Inc., a family of mutual funds.
What we do
How does MFG Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does MFG Funds, Inc. collect my personal information?

We collect your personal information, for example, when you

●       open an account

●       provide account information

●       give us your contact information

●       buy securities from us

●       make deposits or withdrawals from your account

We also collect your personal information from others, such as affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●       sharing for affiliates’ everyday business purposes—information about your creditworthiness

●       affiliates from using your information to market to you

●       sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●       Our affiliates include companies with a Frontegra or Frontier Partners name and Magellan Financial Group Ltd, a financial company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● MFG Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● MFG Funds, Inc. does not jointly market.

This Page is Not a Part of the Prospectus

27

Additional information regarding the Company and the Fund is included in the SAI, which has been filed with the SEC. The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus. Further information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The Fund’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. You may receive the SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll free, 1-888-825-2100. The SAI, the annual and semi-annual reports, and the Fund’s financial statements are also available, free of charge, on the Company’s website at www.mfg-funds.com.

Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov.

MFG Funds, Inc.

c/o U.S. Bank Global Fund Services

P.O. Box 219252, Kansas City, Missouri 64121-9252

The Company’s 1940 Act File Number is 811-07685.

28

MFG FUNDS

PROSPECTUS

MFG Core Infrastructure Fund

(formerly, the Frontier MFG Core Infrastructure Fund)

Institutional Class Shares (FMGIX)

Service Class Shares (FCIVX)

Frontegra Asset Management, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

October 31, 2025

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request. MFG Funds, Inc. (the “Company”) has not authorized others to provide additional information. The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

Summary Section

Investment Objective. The investment objective of the MFG Core Infrastructure Fund (formerly, the Frontier MFG Core Infrastructure Fund) (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

	Institutional	Service
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	none	none
Other Expenses
Shareholder Servicing Fee	none	0.15%
Additional Other Expenses	0.28%	0.27%
Total Other Expenses	0.28%	0.42%
Total Annual Fund Operating Expenses(1)	0.78%	0.92%
Less: Fee Waiver/Expense Reimbursement(2)	(0.28)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	0.50%	0.65%

(1)	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2025.

(2)	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.50% and 0.65% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2026, and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example. The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement included in the table above is reflected only through October 31, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$51	$221	$406	$940
Service Class	$66	$266	$483	$1,107

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategy. Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of infrastructure companies. Equity securities in which the Fund invests as part of its principal investment strategy consist of common stocks, stapled securities (an equity security comprised of multiple parts) and Real Estate Investment Trusts (“REITs”) of infrastructure companies. The Fund will concentrate in the infrastructure sector and utilities industry. The Fund will invest in both U.S. and non-U.S. companies of all market capitalizations, with a minimum market capitalization of U.S. $500 million at the time of investment. With respect to its non-U.S. investments, the Fund invests in companies located in developed countries but may also invest in emerging markets as part of its principal investment strategy.

The Fund’s subadviser, Magellan Asset Management Limited doing business as Magellan Investment Partners (formerly MFG Asset Management) (“Magellan Investment Partners”), seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds. The Fund invests in a diversified portfolio of securities of infrastructure companies that Magellan Investment Partners has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection. The Fund’s portfolio will typically comprise 70-100 securities.

Principal Investment Risks.

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and other global macro factors, including elevated inflation levels, trade tensions, tariffs and the ongoing wars in Europe and the Middle East. Uncertainties regarding the future of the Federal Reserve’s monetary policy, political events, rising government debt in the U.S. and the possibility of a national or global recession have also contributed to market volatility. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Stapled Securities Risks. A stapled security is a security that is comprised of multiple parts (a trust and a share of a company) that cannot be separated from one another and is treated as one unit for trading purposes. The value of a stapled security may go down as a result of the performance of any part of the security.

REIT Risks. A REIT’s share price may decline because of adverse developments affecting the underlying industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. Changes in tax laws may also result in unfavorable tax treatment of REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.

Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and is dependent on the decisions of the portfolio management team to achieve the Fund’s investment objective.

Shareholder Ownership and Concentration Risks. A large percentage of the Fund’s shares are held by financial intermediaries and institutional investors. In many cases, the Fund does not have visibility as to the underlying beneficial owners of the Fund’s shares. A large redemption by one or more of these shareholders could result in the Fund selling securities when it otherwise would not have done so, accelerating the realization of capital gains and increasing transaction costs. A large redemption could also significantly reduce the Fund’s assets and increase the Fund’s expenses.

Infrastructure and Utilities Concentration Risks. The Fund’s investments in infrastructure and utilities companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies. Specific infrastructure assets in which the Fund invests may be subject to additional risks relating to communication, energy, social, transportation and utilities infrastructure companies.

Small- and Medium-Capitalization Company Risks. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies. Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures. Stocks of small and medium-sized companies may underperform the stocks of larger companies as an asset class.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-capitalization companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance. The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to those of a broad measure of market performance and the Fund’s benchmark index. Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company’s website at www.mfg-funds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2025, through September 30, 2025, was 21.18%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

15.27% (3rd quarter, 2024)	(16.90)% (1st quarter, 2020)

Average Annual Total Returns(1)

(For the periods ended December 31, 2024)

Institutional Class	One Year	Five Years	Ten Years
Return Before Taxes	5.22%	2.72%	5.62%
Return After Taxes on Distributions	0.03%	1.05%	4.50%
Return After Taxes on Distributions and Sale of Fund Shares	7.12%	2.24%	4.59%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	18.67%	11.17%	9.95%
S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)	15.10%	5.28%	5.92%

Service Class	One Year	Five Years	Since Inception
Return Before Taxes	5.08%	2.61%	5.06%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	18.67%	11.17%	11.51%
S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)	15.10%	5.28%	6.74%

(1) The Institutional Class and the Service Class commenced operations on January 18, 2012, and July 15, 2016, respectively.

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary. After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management.

Investment Adviser and Subadviser. Frontegra is the investment adviser to the Fund. Magellan Investment Partners is the subadviser to the Fund.

Portfolio Managers.

Name	Portfolio Manager of the Fund Since	Title
Ben McVicar	2022	Portfolio Manager

Ofer Karliner	2025	Portfolio Manager

Jowell Amores	2022	Portfolio Manager

David Costello	2024	Portfolio Manager

Purchase and Sale of Fund Shares. You may purchase or redeem shares of the Fund on any business day by written request to MFG Funds, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252, by wire or through a financial intermediary. The Fund’s minimum initial and subsequent investment amounts are shown below, which may be modified for purchases made through certain financial intermediaries. The Fund may reduce or waive the minimums in its sole discretion.

	Minimum Initial Investment	Minimum Subsequent Investments
Institutional Class	$1,000,000	$1,000
Service Class	$10,000	$1,000

Tax Information. The Fund’s distributions are taxable and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of funds from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Principal Investment Strategy and Related Risks

Investment Objective. The investment objective of the Fund is long-term capital appreciation. This investment objective is fundamental and may not be changed without shareholder approval.

Principal Investment Strategy. Under normal market conditions, the Fund invests a minimum of 80% of its net assets in the equity securities of infrastructure companies. The Fund invests in common stock, stapled securities and REITs of infrastructure companies as part of its principal investment strategy. REITs in which the Fund will invest are publicly traded equity REITs that own, operate or lease infrastructure assets. The Fund will invest in stapled securities to gain exposure to infrastructure assets. A stapled security is a security that is comprised of multiple parts (a trust and a share of a company) that cannot be separated from one another and is treated as one unit for trading purposes. The Fund invests in both U.S. and non-U.S. companies, and may invest in companies of any size, with a minimum market capitalization of U.S. $500 million at the time of investment.

The Fund will concentrate (i.e., invest more than 25% of its assets) in the infrastructure sector and utilities industry. For purposes of this industry concentration test, industries are identified using Global Industry Classification (“GICS”) codes.

The Fund seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds. The Fund follows a rules-based approach and invests in a diversified portfolio of securities of infrastructure companies that Magellan Investment Partners has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection. Magellan Investment Partners’ proprietary definition of infrastructure has two key components: the assets must be essential for the efficient functioning of a community and the company must operate in an industry that exhibits little to no competitive pressure, the company’s earnings should be considered relatively insensitive to sovereign risk and the company’s earnings should be relatively insensitive to fluctuations in commodity prices. In addition, a minimum of 75% of a company’s earnings must be derived from assets that Magellan Investment Partners classifies as infrastructure assets. In determining companies that qualify as infrastructure companies, Magellan Investment Partners analyzes data from a variety of third-party sources, which include periodic financial and operational reports and investor presentations, filings with regulatory agencies and major infrastructure indices. Magellan Investment Partners also reviews a broad spectrum of environmental, social and governance issues for their materiality of impact on the future earnings and risks of companies. The Fund will typically hold 70-100 securities that meet these criteria.

The Fund’s investment universe will principally consist of companies whose predominant source of earnings is derived from the following infrastructure assets:

●	Regulated energy utilities;

●	Regulated water utilities;

●	Toll roads;

●	Energy infrastructure;

●	Airports;

●	Ports;

●	Communications infrastructure;

●	Rail; and

●	Social infrastructure.

With respect to the Fund’s non-U.S. investments, the Fund invests primarily in companies located in developed countries. The Fund may also invest in emerging markets as part of its principal investment strategy.

Magellan Investment Partners seeks to achieve the Fund’s investment objective through an integrated, rules-based investment approach that incorporates four key elements:

●	Determining the Investment Universe. The Fund’s investment universe includes only companies that meet Magellan Investment Partners’ proprietary infrastructure classification criteria, such as commodity price risk, sovereign risk, regulatory risk, and reporting transparency (which means the transparency of publicly available financial and other disclosures).

●	Applying Portfolio Filters. All securities within the investment universe are then passed through additional filters such as: market capitalization of at least U.S. $500 million, acceptable leverage, liquidity and that the company is domiciled or has a significant majority of earnings in a country that is a member of the Organisation for Economic Co-operation and Development (OECD).

●	Applying Portfolio Constraints. The weighting of securities in the Fund’s portfolio is set by pre-determined rules. Initially weightings are determined on the basis of market capitalization, i.e., the initial “raw” weight for each stock is equal to the ratio of the free float for the stock divided by the sum total of the free floats of all the securities in the investable universe. The resultant portfolio consists of more than 70 securities. A strictly defined universe of securities approved for investment in the portfolio, security level controls and aggregated risk limit constraints are then applied to the raw weights to ensure that the portfolio is appropriately diversified.

●	Monthly Rebalancing. The Fund’s portfolio is re-weighted on a monthly basis in line with the aforementioned portfolio construction criteria.

Companies are sold when, amongst other things, they no longer meet the proprietary definition of infrastructure and/or if material risks are identified.

As a non-principal investment strategy, Magellan Investment Partners generally excludes investments in securities that it deems to have material exposures in the tobacco, mining, gambling, weapons, adult entertainment or alcohol industries.

The Fund may frequently have high “active share,” which measures how much the holdings of the Fund differ from those of the securities in the Fund’s benchmark index, the S&P Global Infrastructure Index.

The Fund will provide shareholders with at least a 60-day notice of any change in the Fund’s policy to invest at least 80% of its net assets in the types of securities suggested by its name. The 80% limitation is measured at the time of investment. For purposes of the 80% policy, net assets include any borrowings for investment purposes. Percentage limitations set forth under “Principal Investment Strategy” are measured at the time of investment.

Temporary Defensive Position. The Fund may invest up to 100% of its total assets in cash, money market deposit accounts, money market mutual funds and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. To the extent the Fund engages in temporary strategies, the Fund may not achieve its investment objective.

Additional Principal Risk Information.

Market Risks; Recent Market Events.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and other global macro factors, including elevated inflation levels, trade tensions, tariffs and the ongoing wars in Europe and the Middle East. Uncertainties regarding the future of the Federal Reserve’s monetary policy, political events, rising government debt in the U.S. and the possibility of a national or global recession have also contributed to market volatility. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, risks associated with epidemic and pandemic diseases, risks surrounding the uncertainty of the economies of particular countries, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account. Frontegra and Magellan Investment Partners will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Stock Selection Risks. Stock prices vary and may fall, thus reducing the value of the Fund’s investments. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Stapled Securities Risks. A stapled security is a security that is comprised of multiple parts (a trust and a share of a company) that cannot be separated from one another and is treated as one unit for trading purposes. The value of a stapled security may go down as a result of the performance of any part of the security.

REIT Risks. A REIT’s share price may decline because of adverse developments affecting the underlying infrastructure industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. Changes in tax laws may also result in unfavorable tax treatment of REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards, settlement delays and securities market regulation, and the imposition of foreign withholding taxes. Geopolitical events may cause market disruptions. In addition, foreign investments may not be subject to the same uniform accounting, auditing, or financial reporting standards and practices applicable to U.S. issuers, and there may be less publicly available information about foreign issuers. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or economic or political developments, which could affect investments in those countries.

Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems than more developed foreign markets. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. Investments in emerging market countries may be affected by government policies that restrict foreign investment in certain issues or industries. Investments in emerging market securities may be more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. In addition to withholding taxes on investment income, some emerging market countries may impose different capital gains taxes or capital restrictions on foreign investors.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and is dependent on the decisions of the portfolio management team to achieve the Fund’s investment objective.

Shareholder Concentration Risks. A large percentage of the Fund’s shares are held by financial intermediaries and institutional investors. In many cases, the Fund does not have visibility as to the underlying beneficial owners of the Fund’s shares. A large redemption by one or more of these shareholders could result in the Fund selling securities when it otherwise would not have done so, accelerating the realization of capital gains and increasing transaction costs. A large redemption could also significantly reduce the Fund’s assets and increase the Fund’s expenses.

Infrastructure and Utilities Concentration Risks. The Fund’s investments in infrastructure and utilities companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies. Infrastructure companies may also be affected by or subject to regulation by various government authorities, including rate regulation; service interruption due to environmental, operational or other occurrences; and the imposition of special tariffs. Specific infrastructure assets in which the Fund invests may be subject to the following additional risks:

●	Communication infrastructure companies are subject to risks involving changes in government regulation, competition, changing consumer preferences, technological obsolescence, and large capital expenditures and debt burdens.

●	Energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased governmental or environmental regulation, negative effects of economic slowdowns, reduced demand as a result of increases in energy efficiency and energy conservation, cleanup and litigation costs as a result of oil spills or other environmental damage, changing and potentially harmful international politics and tax and other regulatory policies of various governments. Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy companies.

●	Social infrastructure companies, such as those in the education and healthcare industries, are subject to government regulation and the costs of compliance with such regulations, delays or failures in receiving required regulatory approvals or the enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company. Other factors that may affect the operations of social infrastructure companies include increased susceptibility to terrorist acts or political actions.

●	The stock prices of transportation infrastructure companies are affected by both supply and demand of their specific product. The transportation sector can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations. Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

●	Utility company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities can influence the extent of a utility company’s earnings and thus impact the utility’s earnings. Regulators may also restrict a company’s access to new markets. The deregulation of certain utilities companies may subject these companies to greater risks of loss. Utilities companies may incur unexpected increases in fuel and other operating costs. Rising interest rates could lead to higher financing costs and reduced earnings. Utilities are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation. There is a risk that these costs will not be fully recovered through an increase in revenues.

Small- and Medium-Capitalization Company Risks. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies. The frequency and volume of trading in securities of medium-capitalization and small-capitalization companies may be substantially less than is typical of larger companies. Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures. Stocks of small and medium-sized companies may underperform the stocks of larger companies as an asset class.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-capitalization companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, Frontegra, Magellan Investment Partners, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Portfolio Holdings Disclosure Policy. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Financial Highlights

The financial highlights tables describe the financial performance for the Fund’s Institutional Class and Service Class shares for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund for the stated periods (assuming reinvestment of all distributions). The information has been audited by Cohen & Company, Ltd. (“Cohen & Co”), the Fund’s independent registered public accounting firm. The Fund’s financial statements, along with Cohen & Co’s report, are included in the Fund’s annual report, which is available upon request.

MFG CORE INFRASTRUCTURE FUND – INSTITUTIONAL CLASS

(formerly, the Frontier MFG Core Infrastructure Fund)

Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
Net Asset Value, Beginning of Year	$16.34	$17.35	$18.50	$18.43	$16.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.43 (1)	0.58	0.49 (1)	0.49 (1)	0.46
Net realized and unrealized gain (loss) on investments	3.32	(0.74)	(0.60)	0.13	2.09
Total income (loss) from investment operations	3.75	(0.16)	(0.11)	0.62	2.55
LESS DISTRIBUTIONS:
From net investment income	(0.63)	(0.58)	(0.48)	(0.55)	(0.46)
From net realized gain on investments	(3.16)	(0.27)	(0.56)	—	—
Total distributions	(3.79)	(0.85)	(1.04)	(0.55)	(0.46)
Redemption fees retained(2)	—	—	—	—	—
Net asset value, end of year	$16.30	$16.34	$17.35	$18.50	$18.43
Total Return	26.24%	(0.89)%	(0.60)%	3.33%	15.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$73,050	$298,570	$312,651	$397,226	$523,439
Ratio of expenses to average net assets
Before waivers and reimbursements	0.78%	0.64%	0.60%	0.57%	0.58	%(3)
Net of waivers and reimbursements	0.50%	0.50%	0.50%	0.50%	0.50	%(3)
Ratio of net investment income to average net assets
Before waivers and reimbursements	2.24%	3.37%	2.67%	2.51%	2.52	%(4)
Net of waivers and reimbursements	2.52%	3.51%	2.77%	2.58%	2.60	%(4)
Portfolio turnover rate(5)	13%	19%	12%	32%	17%

(1)	Per share net investment income has been calculated using the daily average share method.

(2)	Less than one cent per share.

(3)	The ratio of expenses to average net assets includes tax expense. For the period ended June 30, 2021, the ratio of expenses to average net assets excluding tax expense before waivers and reimbursements was 0.58%. Excluding tax expense, the ratio of expenses to average net assets net of waivers and reimbursements was 0.50%.

(4)	The ratio of net investment income to average net assets includes tax expense. For the period ended June 30, 2021, the ratio of net investment income to average net assets excluding tax expense before waivers and reimbursements was 2.52%. Excluding tax expense, the ratio of net investment income to average net assets net of waivers and reimbursements was 2.60%.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

MFG CORE INFRASTRUCTURE FUND – SERVICE CLASS

(formerly, the Frontier MFG Core Infrastructure Fund)

Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
Net Asset Value, Beginning of Year	$16.36	$17.38	$18.54	$18.48	$16.38

Income (LOSS) from investment operations:
Net investment income	0.42 (1)	0.54 (1)	0.46	0.49	0.43
Net realized and unrealized gain (loss) on investments	3.32	(0.71)	(0.59)	0.10	2.11
Total income (loss) from investment operations	3.74	(0.17)	(0.13)	0.59	2.54
LESS DISTRIBUTIONS:
From net investment income	(0.61)	(0.58)	(0.47)	(0.53)	(0.44)
From net realized gain on investments	(3.16)	(0.27)	(0.56)	—	—
Total distributions	(3.77)	(0.85)	(1.03)	(0.53)	(0.44)
Redemption fees retained(2)	—	—	—	—	—
Net asset value, end of year	$16.33	$16.36	$17.38	$18.54	$18.48
Total Return	26.08%	(0.98)%	(0.70)%	3.16%	15.63%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$13,988	$117,133	$176,020	$293,686	$251,308
Ratio of expenses to average net assets
Before waivers and reimbursements	0.87%	0.73%	0.70%	0.67%	0.68	%(3)
Net of waivers and reimbursements	0.60%	0.60%	0.60%	0.60%	0.60	%(3)
Ratio of net investment income to average net assets
Before waivers and reimbursements	2.20%	3.13%	2.47%	2.50%	2.46	%(4)
Net of waivers and reimbursements	2.47%	3.26%	2.57%	2.57%	2.54	%(4)
Portfolio turnover rate(5)	13%	19%	12%	32%	17%

(1)	Per share net investment income has been calculated using the daily average share method.

(2)	Less than one cent per share.

(3)	The ratio of expenses to average net assets includes tax expense. For the period ended June 30, 2021, the ratio of expenses to average net assets excluding tax expense before waivers and reimbursements was 0.68%. Excluding tax expense, the ratio of expenses to average net assets net of waivers and reimbursements was 0.60%.

(4)	The ratio of net investment income to average net assets includes tax expense. For the period ended June 30, 2021, the ratio of net investment income to average net assets excluding tax expense before waivers and reimbursements was 2.46%. Excluding tax expense, the ratio of net investment income to average net assets net of waivers and reimbursements was 2.54%.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Fund Management

Adviser. Frontegra is the Fund’s investment adviser and supervises the management of the Fund’s portfolio by Magellan Investment Partners, subject to the oversight of the Board of Directors of the Company (the “Board”). Frontegra was organized in 1996 and is located at 999 Oakmont Plaza Drive, Suite 600, Westmont, Illinois 60559. Frontegra, Frontegra Strategies, LLC, the Fund’s distributor, and Frontier Partners, Inc., a consulting/marketing firm, are subsidiaries of Magellan Financial Group Ltd (“MFG”), a company listed on the Australian Securities Exchange. Magellan Investment Partners is also a subsidiary of MFG. Accordingly, Frontegra, Frontegra Strategies, LLC, Frontier Partners, Inc. and Magellan Investment Partners are affiliates.

A discussion regarding the Board’s basis for approving the investment advisory agreement and subadvisory agreement is included in the Fund’s Form N-CSR filing for the fiscal year ended June 30, 2025.

Management Fees. The Company, on behalf of the Fund, has entered into an investment advisory agreement with Frontegra pursuant to which Frontegra supervises the management of the Fund’s investments and provides various administrative services to the Fund. Under the investment advisory agreement, the Fund compensates Frontegra at an annual rate of 0.50% of the Fund’s average daily net assets. Frontegra has agreed to waive its management fee and/or reimburse the Fund’s operating expenses at least through October 31, 2026, to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.50% and 0.65% of the Fund’s average daily net assets for the Institutional Class and Service Class shares, respectively. The expense cap/reimbursement agreement can be terminated only by, or with the consent of, the Board. The expense cap/reimbursement agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed. Frontegra is permitted to recoup any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. The expense cap/reimbursement agreement may have the effect of increasing the Fund’s overall expense ratio during any periods where Frontegra recoups previously waived or reimbursed expenses. After expense waivers, the advisory fee paid to Frontegra for the Fund’s fiscal year ended June 30, 2025, was equal to 0.23% of the Fund’s average daily net assets.

Magellan Investment Partners. Magellan Investment Partners was organized in 2006 and is located at Level 36, 25 Martin Place, Sydney NSW 2000, Australia. In addition to providing portfolio management services to the Fund, Magellan Investment Partners serves as investment adviser to other institutional clients. Magellan Investment Partners also serves as subadviser to the MFG Global Sustainable Fund, another series of the Company. Magellan Investment Partners is an affiliate of Frontegra by virtue of being under common control by MFG. As of September 30, 2025, Magellan Investment Partners had approximately U.S. $26.64 billion under management.

Frontegra has entered into a subadvisory agreement with Magellan Investment Partners under which Magellan Investment Partners manages the Fund’s portfolio, subject to Frontegra’s supervision. Under the subadvisory agreement, Magellan Investment Partners is paid the net advisory fee received by Frontegra less an annual flat fee retained by Frontegra. Magellan Investment Partners has also agreed to pay for or reimburse Frontegra for, as applicable, any expense reimbursements made by Frontegra pursuant to the expense cap/reimbursement agreement, and all amounts paid by Frontegra to financial intermediaries for sub-transfer agent and other administrative services.

Representatives of Frontegra provide consulting and marketing services to Magellan Investment Partners.

Portfolio Managers. The Fund’s portfolio is managed by members of Magellan Investment Partners’ Infrastructure Investment Team, Ben McVicar, Ofer Karliner, Jowell Amores and David Costello. The final buy and sell decisions are made jointly by the portfolio managers quantitatively and are governed by the Fund’s portfolio constraints as established by the team.

Ben McVicar. Mr. McVicar joined Magellan Investment Partners in October 2013 as an Investment Analyst in the Infrastructure, Transport and Industrials Team and has served as Assistant Portfolio Manager and Portfolio Manager and currently serves as the Co-Head of Infrastructure. Prior to joining Magellan Investment Partners, Mr. McVicar spent nearly five years as an Equities Analyst at Credit Suisse in Sydney, Australia, where he was Lead Analyst for Australian Utilities. He has a Bachelor’s Degree in Commerce from The University of Queensland and is a CFA Charterholder.

Ofer Karliner. Mr. Karliner joined Magellan Investment Partners in 2016 as an analyst in the Infrastructure, Transport and Industrials Team and was promoted to Portfolio Manager in 2017. In 2025, Mr. Karliner became Co-Head of Infrastructure in addition to his existing portfolio manager responsibilities and is a CFA Charterholder. Prior to joining MFG, Mr. Karliner provided independent infrastructure research, prior to which he was a Senior Analyst on the Listed Infrastructure Team at Colonial First State Global Asset Management. He has a Bachelor’s Degree in Commerce from The University of Melbourne, a Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia, and an MBA from the Australian Graduate School of Management.

Jowell Amores. Mr. Amores joined Magellan Investment Partners in 2012. Prior to joining Magellan Investment Partners, Mr. Amores worked at RREEF Alternative Investment Management LLC in the U.S., as an assistant portfolio manager of the global listed infrastructure fund. Before RREEF, he worked as a senior investment analyst with Macquarie Group global listed infrastructure fund in Australia and the U.S., and a U.S.-based equity analyst at UBS. Mr. Amores’ experience includes coverage of a range of sub-sectors within infrastructure and utilities including energy utilities, water utilities, toll roads, airports, ports, rail and communications infrastructure. He holds a Bachelor of Science in Business Administration (Finance) from Montclair State University in the U.S.

David Costello. Mr. Costello joined Magellan Investment Partners in 2015. Prior to joining Magellan Investment Partners, Mr. Costello led Ernst & Young’s financial-modelling practice in Brisbane, Australia. Before this, Mr. Costello worked for National Australia Bank and SFG Consulting. He holds a Bachelor of Laws (Honours) and a Bachelor of Commerce (Honours) from the University of Queensland. Mr. Costello is a CFA Charterholder.

The Fund’s SAI provides additional information about the Fund’s portfolio managers, including other accounts managed, ownership of Fund shares and compensation.

Custodian, Transfer Agent and Administrator. U.S. Bank, N.A. acts as custodian of the Fund’s assets. U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator. U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor. Frontegra Strategies, LLC (the “Distributor”), 999 Oakmont Plaza Drive, Suite 600, Westmont, Illinois 60559 acts as the principal distributor of the Fund’s shares.

Your Account

How to Purchase Shares. Shares of the Fund are sold on a continuous basis at net asset value (“NAV”). The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open. The NAV for a class of shares is determined by adding the value of the Fund’s investments, cash and other assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding for the class. Due to the fact that different expenses are charged to the Institutional Class and Service Class shares of the Fund, the NAV of the two classes may vary. Your purchase price will be the Fund’s NAV next determined after the Fund or an authorized agent, such as a fund platform or broker-dealer who is authorized by the Distributor or an affiliate to sell shares of the Fund (collectively, “Financial Intermediaries”), receives your request in proper form. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent. A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued. However, you will have full shareholder rights.

Investments may be made by mail or wire. The investment minimums noted above are waived for investments by qualified employee benefit plans. Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, other financial intermediaries and individuals accessing accounts through registered investment advisers. The Fund reserves the right to change or waive these minimums at any time. You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

Initial Investment by Mail. You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “MFG Funds, Inc.” to: MFG Funds, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252. For overnight deliveries, please use 801 Pennsylvania Ave, Suite 219252, Kansas City, Missouri 64105-1307. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment. Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank. If your check does not clear, you will be charged a $25 service fee. You will also be responsible for any losses suffered by the Fund as a result. In the event a shareholder is unable to make the Fund whole in such a case, Frontegra will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties. All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted. The Company reserves the right to reject an application in whole or in part.

Initial Investment by Wire. In addition, you may purchase shares of the Fund by wire. Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC
Account Number 112-952-137

Further credit to:	MFG Funds, Inc.
MFG Core Infrastructure Fund
(Class of Shares)
(investor account number)
(name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Investment through Financial Intermediaries. Alternatively, you may place an order to purchase shares of the Fund through a Financial Intermediary, who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus. An order is deemed to be placed when the Fund, or a Financial Intermediary on the Fund’s behalf, receives the order in proper form. Please consult your Financial Intermediary regarding fee information and procedures for purchasing, selling or exchanging shares of the Fund.

Important Information about Procedures for Opening a New Account. The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening an account in the name of a legal entity (e.g., a partnership, limited liability company, corporation, business trust, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of your legal entity prior to the opening of your account. We may also ask for other identifying documents or information to verify the shareholder’s identity. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received. If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action. Any delay in processing your order will affect the purchase price you receive for your shares. The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses. The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared. This is a security precaution only and does not affect your investment.

Multiple Classes. The Fund currently offers two different classes of shares: Institutional Class shares and Service Class shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance. The classes also differ with respect to their investment minimums. In addition, Service Class shares impose a shareholder servicing fee that is assessed against the assets of the Fund attributable to that class.

Subsequent Investments. You may make additions to your account by mail or by wire. When making an additional purchase by mail, enclose a check payable to “MFG Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments by Wire. To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares. You may request redemption of part or all of your Fund shares at any time. The price you receive will be the NAV next determined after the Fund receives your request in proper form, subject to the redemption fee described below if the shares have been held for 30 days or less. Once your redemption request is received in proper form, the Fund typically expects to pay redemption proceeds by check mailed to you within two business days, by wire on the next business day or electronic credit via the Automated Clearing House (“ACH”) network within two or three business days. However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund, but, in any event, no later than seven calendar days after receipt of a redemption request. Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days. In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

Written Redemption. To redeem shares in the Fund please furnish a written, unconditional request to: MFG Funds, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252. For written redemption requests sent via overnight delivery, please use 801 Pennsylvania Ave, Suite 219252, Kansas City, Missouri 64105-1307. Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. Redemption proceeds may be wired to a commercial bank authorized on your account. If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders that invest through an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds. Under normal market conditions, the Fund expects to use holdings of cash or cash equivalents or sell portfolio assets to meet redemption requests. Under unusual market conditions such as times of market stress, the Fund reserves the right to make redemptions in kind as discussed below and may enter into a line of credit with a bank or borrow money (subject to the limits in the Fund’s investment policy on borrowing) to meet redemption requests.

Purchases In Kind. Shares of the Fund may be purchased “in kind,” subject to the approval of Frontegra and/or Magellan Investment Partners and their determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies. In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares. Securities accepted by the Fund in an in kind purchase will be valued at market value. In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind. The Fund generally pays redemptions in cash, but reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets in any 90-day period. In such cases, you may incur brokerage costs in converting these securities to cash. The Fund expects that while unlikely, any redemption in kind would be made as a pro rata portion of the Fund’s portfolio or a representative basket if the redemption is not large enough to distribute a pro rata portion. The Fund expects that any redemptions in kind will be made with marketable securities. However, you would bear any market risk until the securities are converted into cash. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. The subsequent sale of securities received in kind may also result in recognized gains or losses for federal income tax purposes.

Redemption Fee. A redemption fee of 2.00% will be charged on shares of the Fund redeemed (including in connection with an exchange) 30 days or less from their date of purchase. The 30-day period during which shares are subject to the redemption fee commences on the day after the shares are purchased. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to:

●	shares purchased through retirement plans in limited circumstances;

●	shares acquired through re-investments of Fund distributions; or

●	shares redeemed because of death or disability.

The Fund may waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions or exchanges that do not indicate market timing strategies.

Signature Guarantees. Signature guarantees are required in the following circumstances:

●	for redemption proceeds sent to any person, address or bank account not on record;

●	for requests to wire redemption proceeds (if not previously authorized on the account);

●	for redemption requests submitted within 30 days of an address change;

●	when changing account ownership; and

●	in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public. Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination. Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 for Institutional Class shares and $1,000 for Service Class shares as a result of redemptions. Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption. If you hold your Fund shares in a taxable account, termination of your account by the Fund will result in the recognition of a capital gain or loss determined by reference to the adjusted basis of the shares in the account terminated and the NAV of such shares on the date of the termination.

Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, supplements and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts, and to shareholders the Fund reasonably believes are from the same family or household. If you would like to discontinue householding for your accounts, please call toll-free at 888-825-2100 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Market Timing Policy. The Fund or Frontegra may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders. Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”). Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Fund’s discretion in consultation with Frontegra or Magellan Investment Partners, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations. The Fund, Frontegra, Magellan Investment Partners and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

●	the termination of a shareholder’s purchase and/or exchange privileges;

●	selective monitoring of trade activity;

●	the 2.00% redemption fee for redemptions or exchanges of shares 30 days or less after their date of purchase (determined on a first-in, first-out basis); and

●	regular reports to the Board by the Fund’s Chief Compliance Officer regarding any unusual trading activity and any waivers of the short-term redemption fee.

The Distributor or an affiliate has entered into shareholder information agreements with Financial Intermediaries, which enable the Distributor or an affiliate to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts. Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders. In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy. There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

Distribution and Shareholder Servicing Arrangements

Shares of the Fund may be offered through Financial Intermediaries. If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.

Shareholder Servicing Fee. The Company, on behalf of the Fund’s Service Class, has adopted a shareholder servicing plan (the “Service Plan”). Pursuant to the Service Plan, the Service Class shares of the Fund pay an annual shareholder servicing fee of up to 0.15% per year to the Distributor for payments to Financial Intermediaries who provide on-going account services to shareholders. Those services include establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions and providing other recordkeeping, sub-accounting and administrative services for Service Class shareholders. Service Class shares of the Fund may also make payments to Financial Intermediaries for set-up fees for new funds and/or share classes so that underlying customers of the Financial Intermediaries may receive sub-transfer agent, administrative, recordkeeping, sub-accounting and other non-distribution services.

Payments to Financial Intermediaries. From time to time, the Company or the Distributor enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, shareholder servicing or other administrative services on behalf of their clients who are shareholders of the Fund. Pursuant to these arrangements, the Distributor or Frontegra make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund. Service Class shares of the Fund pay a shareholder servicing fee to Financial Intermediaries as described above.

The Distributor or Frontegra may pay additional compensation to certain Financial Intermediaries. Under these arrangements, the Distributor or Frontegra may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund. For example, the Distributor or Frontegra may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund platforms, other formal sales programs and other forms of marketing support. The amount of these payments is determined from time to time by the Distributor or Frontegra and may differ among such Financial Intermediaries based upon one or more of the following factors: gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties. These payments are in addition to any service fees payable under the shareholder servicing arrangements as noted above. The receipt of (or prospect of receiving) such compensation may provide the Financial Intermediary and its representatives with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives. You may wish to consider whether such arrangements exist when evaluating recommendations from a Financial Intermediary.

Exchange Privilege

You may exchange all or a portion of your investment between classes or from one MFG Fund to another MFG Fund at any time by written request, if you meet the minimum investment requirements for the class and fund into which you would like to exchange, and if the class and fund are open to new investors. Before exchanging your shares, you should first carefully read the Prospectus for the fund into which you are exchanging and consider the tax consequences if you hold your investment in a taxable account. The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form. An exchange from one fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and if you hold your Fund shares in a taxable account, will result in the recognition of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange. Exchanges are not tax-free. However, a conversion from one class to another class within the same Fund will not be a taxable transaction.

Exchange requests should be directed to: MFG Funds, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252. For written exchange requests sent via overnight delivery, please use 801 Pennsylvania Ave, Suite 219252, Kansas City, Missouri 64105-1307. If your shares are held in an account with a Financial Intermediary, contact the Financial Intermediary. A Financial Intermediary may impose conditions on exchanges in addition to those disclosed in this Prospectus.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders. The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

If you exchange your shares in the Fund for shares in any other MFG Fund, you may be subject to the redemption fee described above under “Your Account – Redemption Fee.”

Valuation of Fund Shares

Shares of each class of the Fund are sold at their NAV. The NAV for each class of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund does not determine NAV on days the NYSE is closed. The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded. Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price. Securities not listed on a securities exchange are valued at the most recent sale price. Short-term investments maturing within 60 days or less, which are not priced by a pricing service, may be valued by the amortized cost method, which approximates fair value.

The Board has appointed Frontegra as its valuation designee for all fair value determinations and responsibilities, subject to oversight by the Board. Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Frontegra in good faith and in accordance with procedures adopted pursuant to Rule 2a-5 of the 1940 Act. Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security. The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

The Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV. If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued by Frontegra as the valuation designee at its fair value pursuant to the procedures discussed above. The Fund has retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service employs quantitative models in determining fair value.

Distributions and Federal Income Tax Treatment

As with any investment, you should consider how your investment in the Fund will be taxed. Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or tax consequences to you of investing in the Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. If your account is not a tax-deferred retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

Taxes on Distributions. The Fund makes distributions to its shareholders of its net investment income and any realized net capital gain. Distributions from the Fund’s net investment income are declared and paid quarterly. Substantially all of the Fund’s net capital gain, if any, is distributed at least annually. For federal income tax purposes, distributions of the Fund’s investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gain over net long-term capital loss, and net gain from foreign currency transactions) generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend” income (generally, dividends received by the Fund from U.S. corporations and certain foreign corporations that are eligible for the benefits of a comprehensive tax treaty with the U.S.) and you satisfy certain holding period requirements. For non-corporate shareholders, such “qualified dividend” income is currently eligible for the reduced federal income tax rates applicable to long-term capital gains. The Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders. The Fund is currently treated as a “personal holding company” and will potentially need to comply with additional requirements with respect to its distributions to shareholders in order to avoid a fund-level tax under the personal holding company rules. Please see Taxation of the Fund in the SAI for further information.

If the Fund distributes any net capital gain (the excess of net long-term capital gain over net short-term capital loss), then such distributions will be taxable as long-term capital gain, whether reinvested in additional Fund shares or received in cash, and regardless of the length of time you have owned your shares. The Fund will inform shareholders of the federal income tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the distribution. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash, Fund shares, or in kind securities received in the distribution, if any) remains the same. The Fund expects that, because of its investment objective and strategy, its distributions will consist primarily of ordinary income. All distributions will automatically be reinvested in shares of the Fund at the then prevailing NAV unless you specifically request that either distributions of investment company taxable income or net capital gain or both be paid in cash. If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s then-current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to: MFG Funds, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, Missouri 64121-9252. For overnight deliveries, please use 801 Pennsylvania Ave, Suite 219252, Kansas City, Missouri 64105-1307. Such notice must be received at least five business days prior to the record date of any distribution.

In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The Internal Revenue Service (“IRS”) has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a “regulated investment company” and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares.

Taxes on Sales, Redemptions and Exchanges. Your sale, exchange or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale, exchange or redemption proceeds, including in kind proceeds, are more or less than your adjusted basis in the sold, exchanged or redeemed shares (generally, the amount you paid for the shares). Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less. Any capital loss arising from the sale, exchange or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other MFG Fund generally will have similar tax consequences to a sale or redemption of Fund shares. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

Net Investment Income Tax. In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized on the sale, exchange or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this NII tax.

Withholding. Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or other Taxpayer Identification Number and certain certifications or the Fund receives notification from the IRS requiring backup withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate set under Section 3406 of the Internal Revenue Code of 1986, as amended, for U.S. residents.

Foreign Tax Considerations. Some foreign governments levy withholding taxes against dividend and interest income or assess taxes on capital gains. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities. The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund if more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of foreign stocks and securities. The Fund will notify you if it makes such an election.

Cost Basis Reporting. The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired, when the shareholder subsequently sells, exchanges or redeems those shares. The Fund will determine the cost basis of such shares using the average cost method unless you elect in writing any alternative IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

DIRECTORS

Charles S. Thompson II

Erik D. Barefield

Pamela H. Conroy

Steven K. Norgaard

OFFICERS

Charles S. Thompson II

Benjamin D. Jones

Andrew P. Chica

Robert Lance Baker

INVESTMENT ADVISER

Frontegra Asset Management, Inc.

999 Oakmont Plaza Drive, Suite 600

Westmont, Illinois 60559

SUBADVISER

Magellan Asset Management Limited

doing business as Magellan Investment Partners

Level 36, 25 Martin Place

Sydney NSW 2000

Australia

CUSTODIAN

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

DISTRIBUTOR

Frontegra Strategies, LLC

999 Oakmont Plaza Drive, Suite 600

Westmont, Illinois 60559

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

For overnight deliveries, use:

MFG Funds, Inc.

c/o U.S. Bank Global Fund Services

801 Pennsylvania Ave, Suite 219252

Kansas City, Missouri 64105-1307

For regular mail deliveries, use:

MFG Funds, Inc.

c/o U.S. Bank Global Fund Services

P.O. Box 219252

Kansas City, Missouri 64121-9252

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

8101 East Prentice Ave., Suite 750

Greenwood Village, CO 80111

LEGAL COUNSEL

Godfrey & Kahn, S.C.

833 E. Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

Rev. October 2025

FACTS	WHAT DOES MFG FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●          Social Security number and income

●          Account balances and account transactions

●          Transaction history and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFG Funds, Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFG Funds, Inc. share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We do not share
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We do not share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We do not share

To limit our sharing	You may limit our sharing about you with our affiliates for marketing purposes by calling us (toll-free) at 1-888-825-2100. Please note: if you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing. Your choice to limit marketing from our affiliates will apply until you tell us to change your choice.

Questions?	Call (toll free) 1-888-825-2100

This Page is Not a Part of the Prospectus

Who we are
Who is providing this notice?	MFG Funds, Inc., a family of mutual funds.
What we do
How does MFG Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does MFG Funds, Inc. collect my personal information?

We collect your personal information, for example, when you

●       open an account

●       provide account information

●       give us your contact information

●       buy securities from us

●       make deposits or withdrawals from your account

We also collect your personal information from others, such as affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●      sharing for affiliates’ everyday business purposes—information about your creditworthiness

●      affiliates from using your information to market to you

●      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●       Our affiliates include companies with a Frontegra or Frontier Partners name and Magellan Financial Group Ltd, a financial company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● MFG Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● MFG Funds, Inc. does not jointly market.

This Page is Not a Part of the Prospectus

Additional information regarding the Company and the Fund is included in the SAI, which has been filed with the SEC. The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus. Further information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The Fund’s annual report provides a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. You may receive the SAI, annual and semi-annual reports, and other information such as the Fund’s financial statements free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll free, 1-888-825-2100. The SAI, the annual and semi-annual reports, and the Fund’s financial statements are also available, free of charge, on the Company’s website at www.mfg-funds.com.

Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov.

MFG Funds, Inc.

c/o U.S. Bank Global Fund Services

P.O. Box 219252, Kansas City, Missouri 64121-9252

The Company’s 1940 Act File Number is 811-07685.

STATEMENT OF ADDITIONAL INFORMATION

MFG FUNDS, INC.

MFG Global Sustainable Fund

(formerly, the Frontier MFG Global Sustainable Fund)

Institutional Class Shares (FMSGX)

Service Class Shares (FMSRX)

MFG Core Infrastructure Fund

(formerly, the Frontier MFG Core Infrastructure Fund)

Institutional Class Shares (FMGIX)

Service Class Shares (FCIVX)

c/o U.S. Bancorp Fund Services

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

1-888-825-2100

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectuses of the above Funds dated October 31, 2025. Each of the MFG Global Sustainable Fund (formerly, the “Frontier MFG Global Sustainable Fund”) and the MFG Core Infrastructure Fund (formerly, the “Frontier MFG Core Infrastructure Fund”) (individually, a “Fund,” and collectively, the “Funds”) is a series of MFG Funds, Inc. (formerly, Frontier Funds, Inc.) (the “Company”). The audited financial statements for each Fund for the fiscal period ended June 30, 2025, are incorporated herein by reference to the Company’s 2025 Annual Report on Form N-CSR. The Prospectuses and the 2025 Annual Report are available without charge upon request to the above address or toll-free telephone number, or you can visit the Funds’ website at www.mfg-funds.com.

FRONTEGRA STRATEGIES, LLC
Distributor

This Statement of Additional Information is dated October 31, 2025

You should rely only on the information contained in this SAI and the Prospectuses dated October 31, 2025. The Company has not authorized others to provide additional information. This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made. This SAI applies to the Institutional Class and Service Class shares of the applicable above-listed Funds.

Fund Organization

The Company is an open-end management investment company. The Company was organized as a Maryland corporation on May 24, 1996. Effective October 31, 2025, the Company changed its name from Frontier Funds, Inc. to MFG Funds, Inc. and each Fund changed its name to MFG Global Sustainable Fund and MFG Core Infrastructure Fund, respectively. In addition, the investment management business of the Funds’ subadviser has been rebranded as Magellan Investment Partners.

The MFG Global Sustainable Fund (formerly, the Frontier MFG Global Sustainable Fund) is a non-diversified series of the Company. The MFG Core Infrastructure Fund (formerly, the Frontier MFG Core Infrastructure Fund) is a diversified series of the Company. The Company may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one series may be offered in separate classes. Currently, the Company offers two separate series. The Board of Directors of the Company (the “Board”) has established three classes of shares of common stock: Institutional Class, Service Class and Class Y. Class Y shares are not currently offered by the Funds. The Company is authorized to issue 2,000,000,000, $0.01 par value, shares of common stock in series and classes. The number of shares authorized for each of the Company’s series and classes discussed is set forth in the table below.

Series/Class of Common Stock	Number of Authorized Shares
MFG Global Sustainable Fund
Institutional Class	50,000,000
Service Class	50,000,000

MFG Core Infrastructure Fund
Institutional Class	50,000,000
Service Class	50,000,000

The assets belonging to each series are held separately by the custodian, U.S. Bank, N.A., and if the Company issues additional series, the assets of each additional series will be held separately. The assets of each series shall be charged with the liabilities of the Company in respect of that series and with all expenses, costs, charges, and reserves attributable to that series. In effect, each series will be a separate fund. To the knowledge of the Company, there is no statutory provision or case law establishing whether the assets of one series may be charged with the unsatisfied liabilities allocated to another series. Therefore, in the event that the liabilities of a series exceed the assets of that series, there is a risk, generally considered remote, that one series of the Company could be liable for the liabilities of one or more other series of the Company.

Each share of common stock, irrespective of series or class, is entitled to one vote on all questions, except that certain matters must be voted on separately by the series or class of shares affected, and matters affecting only one series or class are voted upon only by that series or class. Shares have non-cumulative voting rights. Each share of common stock is entitled to participate in distributions of investment company taxable income and net capital gain as determined by the Board. Each share of common stock is entitled to the residual assets of the respective series in the event of liquidation. Shares have no preemption, conversion or subscription rights. When issued and paid for in accordance with the terms of the applicable Prospectus, each share will be fully paid and non-assessable.

Frontegra Asset Management, Inc. (“Frontegra”) serves as the investment adviser to the Funds. Magellan Asset Management Limited doing business as Magellan Investment Partners (formerly MFG Asset Management) (“Magellan Investment Partners”) serves as the subadviser to the Funds.

Fund Policies: Fundamental and Non-Fundamental

The investment objective of the MFG Global Sustainable Fund is to seek attractive risk-adjusted returns over the medium- to long-term, while reducing the risk of permanent capital loss. The investment objective of the MFG Core Infrastructure Fund is long-term capital appreciation. The investment objective of the MFG Global Sustainable Fund may be changed by the Board without shareholder approval. The investment objective of the MFG Core Infrastructure Fund is fundamental and may not be changed without shareholder approval.

The following is a complete list of each Fund’s fundamental investment limitations which cannot be changed without the approval by a majority of each Fund’s outstanding voting securities. A “majority of each Fund’s outstanding voting securities” means the lesser of (i) 67% or more of the shares of common stock of a Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares of common stock of the Fund.

Each Fund:

1.	May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. This restriction does not apply to the MFG Global Sustainable Fund, which is non-diversified.

2.	May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940, as amended (the “1940 Act”), which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings). The Fund may also borrow money from other MFG Funds or other persons to the extent permitted by applicable law.

3.	May not issue senior securities, except as permitted under the 1940 Act.

4.	May not act as an underwriter of another issuer’s securities, except to the extent the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in connection with the purchase and sale of portfolio securities.

5.	May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.	May not make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments or (ii) engaging in repurchase agreements.

7.	May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry, except that the MFG Core Infrastructure Fund will invest at least 25% of the value of its total assets in companies engaged in the utilities industry.

8.	May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9.	May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as a Fund.

10.	The MFG Core Infrastructure Fund may not change its investment objective.

With respect to the Fundamental Investment Limitation item 2 above, “applicable law” refers to the 1940 Act and the regulations adopted thereunder.

With the exception of the Fundamental Investment Limitation item 2 above, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment will not constitute a violation of that restriction.

For purposes of applying Fundamental Investment Limitation item 7 above, according to the current interpretation by the U.S. Securities and Exchange Commission (“SEC”), a Fund would be concentrated in an industry if 25% or more of its total assets, based on market value at the time of purchase, were invested in that industry.

The following are the Funds’ non-fundamental operating policies which may be changed by the Board without shareholder approval.

Each Fund may not:

1.	Borrow money, except (i) from banks or (ii) through reverse repurchase agreements or mortgage dollar rolls.

2.	Make any loans other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

3.	Make any change in its investment policy of investing a minimum percentage of its net assets in the investments suggested by the Fund’s name without first providing shareholders of the Fund with at least 60 days’ notice.

4.	Borrow money from other MFG Funds unless it has received an exemptive order from the SEC permitting such practice.

Unless noted otherwise, if a percentage restriction set forth in a Fund’s Prospectus or this SAI is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment will not constitute a violation of that restriction.

Investment Policies and Techniques

The following information supplements the discussion of the Funds’ principal investment strategies, policies, and techniques that are described in the applicable Prospectus and also provides information about investment strategies that are non-principal strategies.

Borrowing

The Funds may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by the SEC, from time to time to meet shareholder redemptions. This means that, in general, the Funds may borrow money from banks on a secured basis in an amount up to 33⅓% of a Fund’s total assets. The Funds may also borrow money for temporary purposes on an unsecured basis in an amount not to exceed 5% of a Fund’s total assets. The Funds will not borrow for leverage in an attempt to enhance investment returns.

If the amount borrowed at any time exceeds 33⅓% of a Fund’s total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer period authorized by the SEC), reduce the amount of the borrowings such that the borrowings do not exceed 33⅓% of such Fund’s total assets.

Concentration

The Funds have adopted a fundamental investment policy that prohibits the Fund from investing more than 25% of its assets in the securities of companies the principal business activities of which are in the same industry, except that the MFG Core Infrastructure Fund will invest at least 25% of the value of its total assets in companies engaged in the utilities industry. For purposes of this policy, Frontegra, in consultation with Magellan Investment Partners, determines the industry classifications of each Fund’s investments using industry data obtained from third-party statistical organizations, such as the Global Industry Classification Standard (“GICS”) classification system. The GICS system categorizes issuers by industry based on the issuers’ primary business activities. In the absence of such a classification for a particular issuer, Magellan Investment Partners may provide an industry classification. Alternately, Magellan Investment Partners or Frontegra may classify a particular issuer in good faith based on its own analysis of the economic or other relevant characteristics affecting the issuer. The 25% limit does not apply to securities of other investment companies or securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities, or political subdivisions. The Funds recognize that the SEC staff has maintained that a Fund should consider the underlying investments of investment companies in which a Fund is invested when determining the concentration of such Fund, and the Funds take such guidance into account when determining the applicable Fund’s compliance with its concentration policy.

Convertible Securities

As a non-principal investment strategy, the Funds may invest in convertible securities, which are debt obligations convertible into or exchangeable for equity securities or debt obligations that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities, or acquired as part of units of the securities.

Depositary Receipts

The Funds may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), or other securities convertible into securities or issuers based in foreign countries. As a non-principal investment strategy, the MFG Core Infrastructure Fund may invest in such securities. As a principal investment strategy, the MFG Global Sustainable Fund may invest in ADRs and GDRs.

ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs in registered form are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs and EDRs, in bearer form, may be denominated in other currencies and are designed for use in non-U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs and EDRs are receipts with a non-U.S. bank evidencing a similar arrangement. For purposes of each Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Derivatives

As a non-principal investment strategy, each Fund may use derivatives for hedging purposes. Investing in derivatives involves special risks including liquidity, operational, counterparty, accounting and tax risks.

●	Liquidity risk generally refers to risk involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties.

●	Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error.

●	Counterparty risk generally refers to the risk that a counterparty on a derivatives transaction may not be willing or able to perform its obligations under the derivatives contract, and the related risks of having concentrated exposure to such a counterparty.

Each Fund that engages in derivatives transactions qualifies as a limited derivatives user under Rule 18f-4 under the 1940 Act, which requires a Fund to comply with a 10% notional exposure-based limit on derivatives transactions and to adopt written policies and procedures reasonably designed to manage the Fund’s derivatives risks. As of the date of this SAI, only the MFG Global Sustainable Fund engages in derivatives transactions. The MFG Global Sustainable Fund may invest in forward foreign currency contracts for currency hedging purposes from time to time.

General Description of Hedging Strategies. The Funds may engage in hedging activities, including forward foreign currency contracts, options, futures contracts (sometimes referred to as “futures”) and options on futures contracts to attempt to hedge a Fund’s holdings.

Hedging instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the “CFTC”) and various state regulatory authorities. In addition, a Fund’s ability to use hedging instruments will be limited by tax considerations.

Except as set forth below, a Fund’s commodities transactions must be made solely for bona fide hedging purposes as defined by the Commodities Futures Trading Commission. A Fund may invest in commodity interests for other than bona fide hedging purposes if it meets either the 5% trading de minimis test (the “5% Test”) or a test based on the net notional value of the Fund’s commodities transactions (the “Notional Test”). Under the 5% Test, the aggregate initial margin and premiums required to establish positions in commodity futures, commodity options or swaps may not exceed 5% of the Fund’s net asset value. Under the Notional Test, the aggregate net notional value of commodity futures, commodity options or swaps not used solely for bona fide hedging purposes may not exceed 100% of the Fund’s net asset value. Frontegra, on behalf of the Company, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Section 4.5 of the regulations under the Commodity Exchange Act (“CEA”) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Stock Index Options. The Funds may (i) purchase stock index options for any purpose, (ii) sell stock index options in order to close out existing positions, or (iii) write covered options on stock indexes for hedging purposes. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 or the Value Line Composite Index or a narrower market index, such as the S&P 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board of Options Exchange, the New York Stock Exchange (“NYSE”), the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

A Fund’s use of stock index options is subject to certain risks. Successful use by the Funds of options on stock indexes will be subject to the ability of a Fund’s subadviser to correctly predict movements in the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Fund’s securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

Futures Contracts. The Funds may enter into futures contracts (hereinafter referred to as “Futures” or “Futures Contracts”), including index and interest rate Futures as a hedge against movements in the equity and bond markets or Futures related to currencies, in order to establish more definitely the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the CEA. Each Fund’s hedging may include sales of Futures as an offset against the effect of expected declines in stock, bond or currency prices and purchases of Futures as an offset against the effect of expected increases in stock, bond or currency prices. The Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the U.S. are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) for a specified price at a designated date, time and place. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the Futures Contract.

Margin is the amount of funds that must be deposited by each Fund with a futures commission merchant in order to initiate Futures trading and to maintain the Fund’s open positions in Futures Contracts. A margin deposit serves as a down payment on the underlying asset and is intended to ensure the Fund meets its obligations with respect to the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset value, each Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, or gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Funds seek to close out a Futures position. The Funds would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Funds’ net asset value. In addition, many of the contracts are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

A public market exists in Futures Contracts covering a number of indexes, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ 100 Index, the Value Line Composite Index and the NYSE Composite Index.

Options on Futures. The Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

The Funds may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be employed under the same market and market sector conditions in which the Funds use put and call options on securities or indexes. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indexes so as to hedge the Funds’ securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the Futures Contract. If the futures price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the futures price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

Foreign Currency ‒ Related Derivative Strategies ‒ Special Considerations. The Funds may purchase and sell foreign currency on a spot basis, and may use currency-related derivative instruments, such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (i.e., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into). The Funds may use these instruments for hedging or any other lawful purpose consistent with its investment objective, including currency hedging, transaction hedging, anticipatory hedging, cross hedging, proxy hedging and position hedging. A Fund’s use of currency-related derivative instruments will be directly related to the Fund’s current or anticipated portfolio securities, and the Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its portfolio investments. In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the portfolio investment expressed in U.S. dollars.

For example, a Fund might use currency-related derivative instruments to “lock in” a U.S. dollar price for a portfolio investment, thereby enabling the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. The Fund also might use currency-related derivative instruments when a Fund’s subadviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by a Fund. Furthermore, currency-related derivative instruments may be used for short hedges – for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

In addition, a Fund may use a currency-related derivative instrument to shift exposure to foreign currency fluctuations from one foreign country to another foreign country where it’s anticipated that the foreign currency exposure purchased will appreciate relative to the U.S. dollar and thus better protect the Fund against the expected decline in the foreign currency exposure sold. For example, if a Fund owns securities denominated in a foreign currency and it is anticipated that the currency will decline, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in a second foreign currency that would better protect the Fund against the decline in the first security than would a U.S. dollar exposure. Hedging transactions that use two foreign currencies are sometimes referred to as “cross hedges.” The effective use of currency-related derivative instruments by a Fund in a cross hedge is dependent upon a correlation between price movements of the two currency instruments and the underlying security involved, and the use of two currencies magnifies the risk that movements in the price of one instrument may not correlate or may correlate unfavorably with the foreign currency being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

A Fund also might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using currency-related derivative instruments on another foreign currency or a basket of currencies, the values of which are believed to have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The use of currency-related derivative instruments by a Fund involves a number of risks. The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

When a Fund engages in a transaction in a currency-related derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract. In other words, a Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to comply with the terms of the transaction. The counterparty risk for exchange-traded instruments is generally less than for privately-negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. The Fund will enter into transactions in currency-related derivative instruments only with counterparties that are reasonably believed to be capable of performing under the contract.

Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase or sell OTC options on foreign currency only when it is believed that a liquid secondary market will exist for a particular option at any specific time.

A Fund’s dealing in currency-related derivative instruments will generally be limited to the transactions described above. However, the Funds reserve the right to use currency-related derivative instruments for different purposes and under different circumstances. It also should be realized that use of these instruments does not eliminate, or protect against, price movements in a Fund’s securities that are attributable to other (i.e., non-currency related) causes. Moreover, while the use of currency-related derivative instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.

Federal Income Tax Treatment of Options, Futures and Foreign Currency Transactions. If a call option written by a Fund expires, the Fund will realize, for federal income tax purposes, a short-term capital gain equal to the option premium received by the Fund. If a call option written by a Fund is exercised, the option premium will be included in the proceeds of the sale, and will thus increase the Fund’s capital gain (or decrease its capital loss) on the sale of the security covering the option.

If a Fund writes options other than “qualified covered call options,” as defined in Section 1092 of the Internal Revenue Code of 1986, as amended (the “Code”), or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrecognized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

A Fund’s investment in Section 1256 contracts, such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special federal income tax rules. All Section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were neither part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund.

Emerging Markets

As a principal investment strategy, the Funds may invest in emerging markets securities. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems than more developed foreign markets. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. Investments in emerging market countries may be affected by government policies that restrict foreign investment in certain issues or industries. Investments in emerging market securities may be more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. In addition to withholding taxes on investment income, some emerging market countries may impose different capital gains taxes or capital restrictions on foreign investors.

Exchange-Traded Funds (“ETFs”) and Other Investment Companies

As a non-principal investment strategy, the Funds may invest in securities issued by ETFs and other investment companies within the limits prescribed by the 1940 Act in furtherance of its investment objective and principal strategies. With certain exceptions or exemptions, Section 12(d)(1) of the 1940 Act precludes the Funds from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Funds may invest in money market mutual funds or securities of other investment companies investing in short-term debt securities as a temporary strategy, pending reinvestment or when attractive equity investments are unavailable. The Funds may invest their assets in ETFs that hold international equities, including the securities of one or more emerging market companies. The Funds may also purchase ETFs that invest in companies that have particular market capitalizations, that are in specific industries and economic sectors and that comprise various equity indices. The Funds may also purchase ETFs that make investments linked to alternative asset classes and related indices, such as commodities, currencies, real estate, hedging strategies and private equity. The Funds may acquire ETFs as a means of investing cash temporarily in instruments that may generate returns comparable to a Fund’s benchmark index. As an owner of an ETF, mutual fund or another investment company, the Funds bear, along with other shareholders, a pro-rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund’s shareholders. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies (including ETFs), registered investment companies may be permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) pursuant to the “fund of funds” rules promulgated thereunder, including Rule 12d1-4.  Rule 12d1-4 of the 1940 Act provides an exemption from Section 12(d)(1) that allows a fund to invest all of its assets in other registered funds, including ETFs, if the fund satisfies certain conditions specified in the Rule, including, among other conditions, that the fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end investment company).

Foreign Investment Companies

As a non-principal investment strategy, each Fund may invest in foreign investment companies. Some of the securities in which the Funds invest may be located in countries that may not permit direct investment by outside investors. Investments in such securities may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

Illiquid Securities

Each Fund may invest in illiquid securities (i.e., securities that are not readily marketable) as a non-principal investment strategy. In accordance with Rule 22e-4 under the 1940 Act, the Funds are subject to the guidelines set forth in the Company’s liquidity risk management program. The term “illiquid security” is defined as a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. None of the Funds will acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets.

Initial Public Offerings

As a non-principal investment strategy, the Funds may purchase stock in an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public, typically to raise additional capital. Shares are given a market value reflecting expectations for the company’s future growth. The market for these securities may be more volatile and entail greater risk of loss than investments in larger companies due to the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, lack of information about the issuer and limited operating history. The purchase of IPO shares may involve high transaction costs. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, a Fund’s subadviser cannot guarantee continued access to IPOs.

Investment Grade Debt Obligations

As a non-principal investment strategy, the Funds may invest in investment grade debt obligations, which include: (i) U.S. government securities; (ii) commercial paper rated in one of the three highest rating categories (e.g., A-3 or higher by S&P); (iii) short-term notes rated in one of the three highest rating categories (e.g., A-3 or higher by S&P); (iv) bonds rated in one of the four highest rating categories (e.g., BBB or higher by S&P); and (v) unrated securities determined by Magellan Investment Partners to be of comparable quality. Investment grade securities are generally believed to have relatively low degrees of credit risk. However, certain investment grade securities may have some speculative characteristics because their issuers’ capacity for repayment may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers.

Lending of Portfolio Securities

Each Fund is authorized to lend up to 33 1/3% of its total assets to broker-dealers or institutional investors, but only when the borrower maintains with the Fund’s custodian bank collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. However, the Funds do not presently intend to engage in such lending. In determining whether to lend securities to a particular broker-dealer or institutional investor, the portfolio manager will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Funds will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Funds will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in a Fund’s interest. Payments in lieu of dividends received by the Funds on the loaned securities are not treated as “qualified dividend income” for tax purposes.

Line of Credit

The Funds may borrow money from banks to the extent allowed (as described above under “Fund Policies: Fundamental and Non-Fundamental”) to meet shareholder redemptions. The Funds may enter into a line of credit with a bank in order to provide short-term financing, if necessary, in connection with shareholder redemptions.

Master Limited Partnerships (“MLPs”)

As a non-principal strategy, the MFG Core Infrastructure Fund may invest in MLPs. An MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly-traded securities. An investment in MLP interests involves some risks that differ from investments in the common stock of a corporation. Holders of MLP interests have limited control on matters affecting the partnership. The benefit of investing in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

Portfolio Turnover

A Fund’s portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity, market conditions or other factors. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs to the Fund and its shareholders. High portfolio turnover may result in the realization of capital gains, including short-term capital gains, taxable to shareholders at ordinary income rates.

For the fiscal years ended June 30, 2025, and 2024, the Funds’ portfolio turnover rates were as follows:

Fund	2025	2024
MFG Global Sustainable Fund	55%	43%
MFG Core Infrastructure Fund	13%	19%

Preferred Stocks

The Funds may invest in preferred stocks as a non-principal investment strategy. Preferred stocks are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the company’s earnings or assets.

Real Estate Investment Trusts (“REITs”)

The Funds may invest in REITs as part of their respective principal investment strategies. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They also may realize gains or losses from the sale of properties. Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties and are paid interest by the owners of the financed properties. Hybrid REITs invest both in real property and in mortgages. A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal income tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes at least 90% of its taxable income to its shareholders each year. Consequently, REITs tend to focus on income-producing real estate investments. Changes in tax laws may also result in unfavorable tax treatment of REITs. The MFG Core Infrastructure Fund may invest in REITs that invest in infrastructure assets, which may be adversely affected by developments affecting the underlying infrastructure industry, including changes to interest rates.

The Funds’ investments in REITs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages. Equity and mortgage REITs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects. REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Under certain circumstances, a REIT may fail to qualify for the special tax treatment available to REITs, which would subject the REIT to federal income taxes at the REIT level and adversely affect the value of its securities.

In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The Internal Revenue Service (“IRS”) has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a “regulated investment company” and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares.

Repurchase Agreements

As a non-principal investment strategy, each Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, a Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. Magellan Investment Partners will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the portfolio manager reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks. The Funds may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

Restricted Securities

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith in accordance with methodologies approved by the Board.

Short-Term Fixed Income Securities

The MFG Global Sustainable Fund may hold up to 10% of its total assets in cash, money market deposit accounts, money market mutual funds, short-term fixed income securities and other short-dated instruments that are readily convertible into cash for any purpose. The MFG Core Infrastructure Fund may hold up to 5% of its total assets in cash, money market deposit accounts, money market mutual funds, short-term fixed income securities and other short-dated instruments that are readily convertible into cash for any purpose. Each Fund may invest up to 100% of its total assets in such instruments in limited circumstances, to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions. When a Fund takes a temporary position, the Fund may not achieve its investment objective. Short-term fixed income securities are defined to include without limitation, the following:

1.	U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities and consequently the value of such securities may fluctuate. The Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship in 2008.

2.	Certificates of Deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to each Fund’s restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. The maximum insurance payable by the Federal Deposit Insurance Corporation (“FDIC”) as to any one certificate of deposit was increased permanently from $100,000 to $250,000 per depositor.

3.	Bankers’ acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

4.	Repurchase agreements which involve purchases of debt securities. In such a transaction, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Funds may enter into repurchase agreements with respect to obligations of the U.S. government, its agencies or instrumentalities, certificates of deposit, or bankers’ acceptances. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Funds is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date. In the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. However, if the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. Frontegra or Magellan Investment Partners, as applicable, monitors the value of the collateral at the time the transaction is entered into and at all times during the term of the repurchase agreement. Frontegra or Magellan Investment Partners, as applicable, does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

5.	Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

6.	Commercial paper consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Funds at any time. Frontegra or Magellan Investment Partners, as applicable, will consider the financial condition of the corporation (e.g., earning power, cash flow and liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because a Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of Frontegra or Magellan Investment Partners, as applicable, of comparable quality.

Other than commercial paper, short-term fixed income securities must be rated at least A or higher by Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”). Commercial paper and commercial paper master notes must be rated A-1 or better by S&P, Prime-1 or better by Moody’s, or F2 or higher by Fitch. The Funds may also invest in the short-term investment funds of their custodial bank.

Utilities Companies

The MFG Core Infrastructure Fund invests in utilities companies as part of its principal investment strategy. Utilities companies in which the MFG Core Infrastructure Fund may invest generally are involved in the generation, transmission, sale or distribution of electric energy; distribution, purification and treatment of water; or production, transmission or distribution of oil or natural gas. The MFG Core Infrastructure Fund may be susceptible to adverse economic or regulatory occurrences affecting the utilities industry. Investing in the utilities industry may involve additional risks, such as high interest costs in connection with capital construction and improvement programs; difficulty in raising capital; unfavorable government rate regulation; risks related to environmental and other regulatory compliance costs; negative effectives of an economic slowdown or recession; and increased competition from other utilities providers.

Utilities companies may be subject to regulation by various governmental authorities and may be subject to special tariffs and changes in tax laws, regulatory policies and accounting standards. In addition, there are substantial differences between regulations that apply among different jurisdictions and agencies. Changes in climate can also negatively affect the financial condition of utility companies.

Temporary Defensive Position; Temporary Investment Measures

Each Fund may invest up to 100% of its total assets in cash, money market mutual funds, money market deposit accounts and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions. To the extent a Fund engages in temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective.

Directors and Officers

The directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown below. Charles S. Thompson II (indicated with an asterisk*) is deemed to be an “interested person” of the Funds, as defined in the 1940 Act, due to his positions with Frontegra and Frontegra Strategies, LLC, the Funds’ distributor (the “Distributor”). The information in the table is as of September 30, 2025.

Independent Directors

Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Director	Other Directorships Held by Director
Erik D. Barefield MFG Funds, Inc. 999 Oakmont Plaza Drive, Suite 600 Westmont, IL 60559 Year of Birth: 1967	Independent Director Chair, Nominating and Governance Committee	Indefinite; since January 2023 Indefinite; since January 2023	Mr. Barefield is a private investor. He was previously the Senior Managing Director of Mesirow Financial, Inc., from November 2020 to February 2025. From 2018 to 2019, he was Managing Director of Lighthouse Investment Partners, LLC. He served as Senior Managing Director of Mesirow Advanced Strategies, Inc. from 2005 to 2018.	2	None

Pamela H. Conroy MFG Funds, Inc. 999 Oakmont Plaza Drive, Suite 600 Westmont, IL 60559 Year of Birth: 1961	Independent Director Chair, Audit Committee Chair, Nominating and Governance Committee	Indefinite; since January 2020 Indefinite; since January 2023 February 2020- December 2022	Ms. Conroy is currently retired. Ms. Conroy served as Executive Vice President, Chief Operating Officer and Chief Compliance Officer of Institutional Capital Corporation, an investment management firm, from 1994 to 2008.	2	Listed Funds Trust (with oversight of 51 portfolios)

Steven K. Norgaard MFG Funds, Inc. 999 Oakmont Plaza Drive, Suite 600 Westmont, IL 60559 Year of Birth: 1964	Independent Director Lead Independent Director Chair, Audit Committee	Indefinite; since October 2013 Indefinite; since January 2023 January 2020- December 2022	Mr. Norgaard has been an attorney with Steven K. Norgaard, P.C. since 1994. From 1990 to 1994, he was an attorney at McDermott, Will & Emery. He also serves as a director and audit committee chair of a publicly traded closed-end fund, and a trustee and audit committee member of a series of a publicly traded ETF.	2	SRH Total Return Fund, Inc. (f/k/a Boulder Growth & Income Fund, Inc.) (with oversight of one portfolio); Elevation Series Trust (with oversight of 30 ETFs)

Interested Director and Officers

Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Director	Other Directorships Held by Director
Charles S. Thompson II* 999 Oakmont Plaza Drive, Suite 600 Westmont, IL 60559 Year of Birth: 1970	President Director	Elected annually by the Board; since June 2024. Indefinite; since June 2024.	Mr. Thompson has served as President of Frontegra and the Distributor since June 2024 and as a Director of Frontegra and Managing Director of Frontier Partners, Inc., a consulting/ marketing firm, since February 2024. He previously served as Head of Distribution and Strategy for Americas of Perpetual Limited, a financial services company, from March 2020 to March 2023; Head of Distribution and Managing Director of Snow Capital Management from February 2018 to February 2020; and Head of Distribution, Vice President of Henderson Global Investors from December 2001 to June 2017.	2	None

Interested Director and Officers

Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Director	Other Directorships Held by Director
Benjamin D. Jones 999 Oakmont Plaza Drive, Suite 600 Westmont, IL 60559 Year of Birth: 1980	Vice President and Secretary	Elected annually by the Board; since August 2024.	Mr. Jones has served as Managing Director of Distribution of Frontegra since March 2024. He previously served as Managing Director — Head of US Intermediary Distribution for BMO Global Asset Management from 2013 to 2022. Mr. Jones also served as the President and Chief Operating Officer of BMO Investment Distributors from 2017 to 2020.	N/A	N/A

Andrew P. Chica 999 Oakmont Plaza Drive, Suite 600 Westmont, IL 60559 Year of Birth: 1975	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected annually by the Board; since September 2024.	Mr. Chica is a Principal and Partner of NexTier Solutions Inc., an accounting, compliance and HR service provider (“NexTier”) (January 2022 to present). He previously served as Compliance Director at Cipperman Compliance Services, LLC from 2019 to 2020 and CCO of Hatteras Investment Partners from 2007 to 2018.	N/A	N/A

Robert Lance Baker 999 Oakmont Plaza Drive, Suite 600 Westmont, IL 60559 Year of Birth: 1971	Treasurer	Elected annually by the Board; since September 2024.	Mr. Baker is the founding partner of NexTier. Prior to founding NexTier in 2017, Mr. Baker was the Chief Financial Officer for Hatteras Funds from 2008 to 2017.	N/A	N/A

Board Leadership Structure

Under the laws of the State of Maryland, the Board is responsible for directing the management of the Company’s business and affairs. The Board also oversees duties required by applicable state and federal law. The Board exercises its duties of oversight through regular quarterly meetings and special meetings called pursuant to applicable state and federal law and the Company’s charter documents. The Board also approves and oversees significant agreements between the Company and companies that furnish services to the Company. Directors are elected to serve indefinite terms until their successors are elected and qualified. However, Directors are subject to retirement at age 75.

The Board is currently comprised of three independent directors, Mr. Barefield, Ms. Conroy and Mr. Norgaard, and one interested director, Mr. Thompson. As a matter of policy, at least 75% of the Board members must be considered independent directors for purposes of the 1940 Act. The Board has not designated a chairperson. Mr. Norgaard currently serves as the lead independent director. The lead independent director coordinates the activities of and helps to manage communications with the independent directors, advises on Board agendas, acts as a liaison with the Company’s Chief Compliance Officer (“CCO”) and Frontegra and leads meetings of the independent directors. The Board annually evaluates the performance of the Board and the effectiveness of the committee structure. The Board believes that the current structure is working effectively. In particular, the Board has determined that its leadership structure is appropriate and effective in light of the size of the Board, the number, asset size and mix of Funds overseen by the Board and industry practices.

Committees

The Board has two standing committees – an Audit Committee and a Nominating and Governance Committee. Pursuant to its charter, the Audit Committee: oversees the accounting and financial reporting policies and procedures of the Company and each of its series; oversees the Company’s internal control over financial reporting and disclosure controls and procedures; oversees the quality, objectivity and integrity of the Company’s financial statements and the independent audit thereof; monitors the independent auditor’s qualifications, independence and performance; and is responsible for the appointment, compensation and oversight of the Company’s independent auditor. During the fiscal year ended June 30, 2025, the Audit Committee met twice. The three independent directors – Mr. Barefield, Ms. Conroy and Mr. Norgaard – currently form the Audit Committee. Ms. Conroy is the Chair of the Audit Committee.

The Nominating and Governance Committee is responsible for selecting and nominating candidates for election to the Board in the event of a vacancy on the Board. The Nominating and Governance Committee will consider director candidates recommended by shareholders. Shareholders should submit recommendations in writing to the Chairperson of the Nominating and Governance Committee. The recommendation should include biographical information concerning each such proposed nominee and must be submitted in accordance with any applicable notice provisions in the Company’s Bylaws.

The Nominating and Governance Committee considers various factors in considering director nominees, including their qualifications for Board membership and their status as an independent director under the 1940 Act.  The Committee also considers other factors deemed relevant, which may include the candidate’s business and professional experience, particularly with respect to the investment industry, education, familiarity with accounting and auditing matters, other directorship experience and whether the candidate will contribute to the diversity of the Board in terms of skills, experience and perspectives as well as gender, racial and/or ethnic diversity.

The Nominating and Governance Committee is also responsible for reviewing the compensation of the independent directors, overseeing the Board’s retirement policy, overseeing the annual Board self-assessment process and making recommendations to the Board regarding corporate governance matters. The Nominating and Governance Committee met two times during the fiscal year ended June 30, 2025. The three independent directors – Mr. Barefield, Ms. Conroy and Mr. Norgaard – currently form the Nominating and Governance Committee. Mr. Barefield is the Chair of the Nominating and Governance Committee.

Frontegra has established a Valuation Committee, which is subject to Board oversight but is not a committee of the Board. The Valuation Committee implements Frontegra’s responsibilities as the valuation designee under the Funds’ Valuation and Pricing Procedures, including performing fair value determinations for holdings of the Funds. The Valuation Committee also assists Frontegra with its responsibilities as the program administrator of the Funds’ liquidity risk management program.

Risk Management

The Board’s role is one of oversight rather than management. Management of the Funds is overseen by Fund officers, including the President and CCO, who regularly report to the Board on a variety of matters at meetings of the Board. Frontegra reports to the Board, on a regular and as-needed basis, on actual and possible risks affecting the Funds and the Company as a whole. Frontegra and Magellan Investment Partners report to the CCO and the Board, as applicable, on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds and the Company. In addition, Frontegra, as valuation designee and program administrator of the Funds’ liquidity risk management program, reports to the Board regarding valuation and liquidity risks that could affect the Funds.

The Board has appointed the CCO who reports directly to the independent directors. The CCO attends all Board meetings and presents an annual report to the Board regarding the Company’s compliance policies and procedures. The CCO, together with the Company’s President, regularly discuss risk issues affecting the Company during Board meetings. The CCO also provides updates to the Board on the operation of the Company’s compliance policies and procedures and on how these procedures are designed to mitigate risk. The CCO also reports to the Board in the event any material risk issues arise in between Board meetings. Additionally, the Board reviews information reported to the Board or Fund management by Frontegra, Magellan Investment Partners and other service providers to the Funds regarding various compliance, investment, business and other risk management issues.

Director Qualifications

The following is a brief summary of the experience, qualifications, attributes and skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a director of the Company.

Interested Director

Charles S. Thompson II. Mr. Thompson has served as a director of the Company since June 2024. He is also President of Frontegra, the Distributor and Frontier Partners, Inc., as well as a Director of FNAH (defined below). Mr. Thompson previously served as Head of Distribution & Strategy – Americas of Perpetual Limited, an Australian listed financial services company from March 2020 to March 2023. Prior to this, Mr. Thompson held senior positions at Snow Capital Management and Henderson Global Investors. Mr. Thompson has 30 years of experience in the asset management industry and maintains numerous securities licenses. Mr. Thompson previously served as an interested trustee on the Henderson Global Funds board from 2010 to 2017 and has served on multiple non-profit boards. He brings significant distribution, asset management and product innovation experience to the Board.

Independent Directors

Erik Barefield. Mr. Barefield has served as a director and Chair of the Nominating and Governance Committee of the Company since January 2023. Until February 2025, Mr. Barefield was the Senior Managing Director and Head of Traditional Investment Management at Mesirow Financial, Inc., an independent financial services firm. In this capacity, he was responsible for providing strategic oversight and leadership for the traditional investment management platform including competitive positioning, product development, distribution and collaboration. Mr. Barefield previously served as Managing Director of Lighthouse Investment Partners, LLC from 2018 to 2019 following Lighthouse’s acquisition of Mesirow Advanced Strategies. Mr. Barefield spent 13 years working with Mesirow Advanced Strategies, most recently as Head of the Global Client Relationship team. Mr. Barefield has an MBA from the Kellogg School of Business at Northwestern University. Mr. Barefield is experienced in investment oversight across a breadth of asset classes and strategies. He brings significant investment strategy assessment, business and distribution experience to the Board.

Pamela H. Conroy. Ms. Conroy has served as a director of the Company since January 2020 and Chair of the Audit Committee since January 2023. She previously served as Chair of the Nominating and Governance Committee from February 2020 to December 2022. She has been designated as an “audit committee financial expert.” Ms. Conroy previously served as Executive Vice President, Chief Operating Officer and Chief Compliance Officer of Institutional Capital Corporation, an investment management firm. Prior to this position, Ms. Conroy served in different leadership positions at Northern Trust, a large, multi-location financial institution. She currently serves on the board of trustees of another investment company. Ms. Conroy brings expertise in portfolio accounting, trading, operations, marketing and compliance, as well as other investment company directorship experience.

Steven K. Norgaard. Mr. Norgaard has served as a director of the Company since 2013 and as Lead Independent Director since January 2023. He previously served as Chair of the Audit Committee from January 2020 to December 2022. He has been designated as an “audit committee financial expert.” Mr. Norgaard is an attorney and certified public accountant. Since 1994, he has been an attorney with the law firm Steven K. Norgaard, P.C. Prior to starting his own law firm, he was an attorney at McDermott, Will & Emery. He currently serves as an independent director on the Board of Directors of the SRH Total Return Fund (formerly known as the Boulder Growth & Income Fund, Inc.), a closed-end fund, and serves as audit committee chair. He also serves as an independent trustee of the Elevation Series Trust, a series exchange-traded fund with 30 series, and currently serves on the audit committee. Mr. Norgaard served on the Board of Directors of Attorneys’ Title Guaranty Fund, Inc. from 2012 until 2022. Mr. Norgaard brings significant financial, accounting, legal, regulatory and investment experience to the Board, as well as other directorship experience.

Board Ownership and Compensation

The following table sets forth the dollar range of Fund shares beneficially owned by each director in the MFG family of Funds as of December 31, 2024, stated using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, or over $100,000.

Name of Director	MFG Global Sustainable Fund	MFG Core Infrastructure Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in MFG Family of Funds
Charles S. Thompson II(1)	None	None	None

Erik D. Barefield	None	None	None

Pamela H. Conroy	None	None	None

Steven K. Norgaard	None	None	None

(1)	This director is deemed an “interested person” as defined in the 1940 Act.

As of October 2, 2025, the officers and directors of the Company, as a group, owned less than 1% of each class of each Fund.

The independent directors each receive an annual retainer and a per-meeting fee and are reimbursed for expenses. Directors and officers of the Company who are also officers, directors or employees of Frontegra do not receive any remuneration from the Funds for serving as directors or officers. Accordingly, Mr. Thompson and Mr. Jones do not receive any remuneration from the Funds for serving as directors or officers. Mr. Baker and Mr. Chica are compensated for their services as officers of the Company by Frontegra pursuant to the compliance services agreement discussed below under “Compliance and Financial Reporting Services.”

Neither the Company nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as Company or Fund expenses. The independent directors may invest their compensation in shares of the Funds.

The following table provides information relating to compensation paid to Ms. Conroy, Mr. Norgaard and Mr. Barefield for their services as directors of the Company for the fiscal year ended June 30, 2025.

Name of Director	MFG Global Sustainable Fund	MFG Core Infrastructure Fund	Total Compensation from Funds and Fund Complex
Charles S. Thompson II(1)	$0	$0	$0
Erik D. Barefield	$32,500	$32,500	$65,000
Pamela H. Conroy	$32,500	$32,500	$65,000
Steven K. Norgaard	$32,500	$32,500	$65,000

(1)	Mr. Thompson is deemed an “interested person” as defined in the 1940 Act.

Codes of Ethics

The Company, Frontegra, the Distributor and Frontier Partners, Inc. have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. The Code of Ethics governs all employees and other supervised persons of the Company, Frontegra, the Distributor and Frontier Partners, Inc. The Code of Ethics is based upon the principle that directors, officers and employees of the Company, Frontegra, the Distributor and Frontier Partners, Inc. have a duty to place the interests of clients (including the Funds and their shareholders) above their own. The Code of Ethics addresses compliance with federal securities laws, conflicts of interest, gifts and personal trading and reporting.

The Code of Ethics permits access persons (as defined in the Code of Ethics) to buy or sell permitted securities for their own accounts, including securities that may be purchased or held by the Funds, subject to certain restrictions. The Code of Ethics requires access persons to pre-clear most transactions in permitted investments. It also requires access persons to report transactions to the Chief Compliance Officer. Moreover, access persons are required, on an annual basis, to disclose all securities holdings to the Chief Compliance Officer. Independent directors of the Company are exempt from most of these trading and reporting requirements.

Magellan Investment Partners has adopted a Code of Ethics and Personal Trading Policy that govern all directors, officers, employees, contractors and all other persons that are determined to be access persons of Magellan Investment Partners (collectively, “MFG Access Persons”). The Personal Trading Policy permits MFG Access Persons to buy and sell securities for their own accounts subject to certain restrictions. The Personal Trading Policy requires MFG Access Persons to pre-clear all transactions subject to limited exemptions. In addition, MFG Access Persons and other access persons are required to disclose all securities holdings and to submit quarterly transaction reports.

Principal Shareholders

As of October 7, 2025, the following persons owned of record or are known by the Company to own of record or beneficially 5% or more of the outstanding shares of any class of a Fund:

Name and Address	Fund ‒ Class	No. of Shares	Percent of Class
MAGELLAN FINANCIAL GROUP LTD MLC CENTRE LEVEL 36 25 MARTIN PLACE SYDNEY NSW 2000 AUSTRALIA	MFG Global Sustainable Fund – Institutional Class	1,106,840	100.00%

NATIONAL FINANCIAL SERVICES LLC* 499 WASHINGTON BLVD FL 4TH JERSEY CITY NJ 07310-2010	MFG Global Sustainable Fund – Service Class	684,243	89.33%

CHARLES SCHWAB & CO INC* 211 MAIN ST SAN FRANCISCO CA 94105-1901	MFG Global Sustainable Fund – Service Class	81,690	10.67%

VOUGHT AIRCRAFT INDUSTRIES INC MASTER DEFINED BENEFIT TRUST 555 E LANCASTER AVE STE 400 WAYNE PA 19087-5164	MFG Core Infrastructure Fund – Institutional Class	2,698,910	32.72%

SAXON & CO CUST* PO BOX 94597 CLEVELAND OH 44101-4597	MFG Core Infrastructure Fund – Institutional Class	1,565,995	18.98%

SEI PRIVATE TRUST COMPANY 1 FREEDOM VALLEY DRIVE OAKS PA 19456-9989	MFG Core Infrastructure Fund – Institutional Class	1,253,126	15.19%

NATIONAL FINANCIAL SERVICES LLC* 499 WASHINGTON BLVD FL 4TH JERSEY CITY NJ 07310-2010	MFG Core Infrastructure Fund – Institutional Class	1,221,565	14.81%

MAGELLAN FINANCIAL GROUP LTD MLC CENTRE LEVEL 36 25 MARTIN PLACE SYDNEY NSW 2000 AUSTRALIA	MFG Core Infrastructure Fund – Institutional Class	1,046,517	12.69%

CHARLES SCHWAB & CO INC* 211 MAIN ST SAN FRANCISCO CA 94105-1901	MFG Core Infrastructure Fund – Service Class	351,904	53.86%

NATIONAL FINANCIAL SERVICES LLC* 499 WASHINGTON BLVD FL 4TH JERSEY CITY NJ 07310-2010	MFG Core Infrastructure Fund – Service Class	286,162	43.80%

*The Company believes that this entity, the holder of record of these shares, is not the beneficial owner of such shares.

As of October 7, 2025, no person owned a controlling interest (i.e., more than 25%) in the Company.  However, the following persons owned a controlling interest in a Fund:

Name and Address	Fund	Percent of Fund
MAGELLAN FINANCIAL GROUP LTD MLC CENTRE LEVEL 36 25 MARTIN PLACE SYDNEY NSW 2000 AUSTRALIA	MFG Global Sustainable Fund	59.10%

NATIONAL FINANCIAL SERVICES LLC* 499 WASHINGTON BLVD FL 4TH JERSEY CITY NJ 07310-2010	MFG Global Sustainable Fund	36.54%

VOUGHT AIRCRAFT INDUSTRIES INC MASTER DEFINED BENEFIT TRUST 555 E LANCASTER AVE STE 400 WAYNE PA 19087-5164	MFG Core Infrastructure Fund	30.31%

*The Company believes that this entity, the holder of record of these shares, is not the beneficial owner of such shares.

Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Company or a Fund.

Investment Adviser and Subadviser

Investment Adviser

Frontegra Asset Management, Inc.

Frontegra is the investment adviser to each of the Funds. Mr. Thompson is the President of Frontegra and the Company. Mr. Thompson is considered a control person of Frontegra due to his position with Frontegra. See “Directors and Officers” for Mr. Thompson’s positions with Frontegra and related entities. Magellan Financial Group Ltd (“MFG”) is also a control person of Frontegra by virtue of the ownership structure discussed below.

The investment advisory agreement (the “Advisory Agreement”) has an initial term of two years from the date of the respective exhibit relating to each Fund and is required to be approved annually by (a) a majority of the independent directors and (b) either the full Board or the Fund’s shareholders. The Advisory Agreement is terminable without penalty, on 60 days’ written notice by the Board, by vote of a majority of each of the Fund’s outstanding voting securities or by Frontegra, and will terminate automatically in the event of its assignment.

Under the terms of the Advisory Agreement, Frontegra supervises the management of the Funds’ investments, subject to the supervision of the Board. The Advisory Agreement also provides that Frontegra is responsible for the due diligence, selection and oversight of any subadviser retained by Frontegra on behalf of the Funds, as well as for the oversight of the performance of the Funds and their subadviser. At its expense, Frontegra provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Funds. Frontegra is also responsible for certain compliance and administrative services to the Company and each Fund, including, but not limited to: making available qualified individuals to serve as officers of the Company (subject to Board approval) to perform such responsibilities required by officers of the Company, including certifying the Funds’ financial statements and required regulatory filings; overseeing the Company’s financial reporting processes and coordinating the annual audit; serving as program administrator of the Funds’ liquidity risk management program; overseeing and coordinating the Company’s service providers; providing shareholder servicing support; performing administration services with respect to the Company’s compliance program, valuation policy and disaster recovery/business continuity plan; and performing such other compliance and administrative services as deemed necessary.

As compensation for its advisory services under the Advisory Agreement, each Fund pays Frontegra, on a monthly basis, an annual management fee based on the percentage of the average daily net assets (“ADNA”) of the Fund as follows:

Fund	Annual Fee as % of ADNA
MFG Global Sustainable Fund	0.80%
MFG Core Infrastructure Fund	0.50%

Frontegra has contractually agreed to waive its management fee and/or reimburse each of the Funds to ensure that the total operating expenses for each Fund (excluding acquired fund fees and expenses), as a percentage of the ADNA of each Fund, are as follows:

	Total Operating Expenses as % of ADNA
Fund	Institutional Class	Service Class
MFG Global Sustainable Fund	0.80%	0.95%
MFG Core Infrastructure Fund	0.50%	0.65%

The expense cap/reimbursement agreements will continue in effect until October 31, 2026, for the Funds, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. Pursuant to the Advisory Agreement, Frontegra can recoup any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. However, the Funds are not obligated to pay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or expenses were reimbursed. Magellan Investment Partners has agreed to pay or reimburse Frontegra, as applicable, for all reimbursements made by Frontegra under the expense cap/reimbursement agreement.

Frontegra Asset Management Inc. – Ownership and Related Companies

MFG owns 100% of the equity interests in Frontier North America Holdings, Inc. (“FNAH”). FNAH is the controlling owner of the following companies: Frontegra, the Distributor and Frontier Partners, Inc., a marketing/consulting company that provides marketing services to affiliated advisory firms of MFG, including Magellan Investment Partners and Vinva Investment Management Limited (“Vinva”). MFG is the parent entity of Magellan Investment Partners, and its shares are listed on the Australian Securities Exchange. Mr. Thompson is the President of Frontegra and the Distributor and is employed by Frontier Partners, Inc. as President, Managing Director – Americas. Frontegra, the Distributor, Frontier Partners, Inc., Magellan Investment Partners, Vinva, MFG and FNAH are affiliates.

Subadviser

Magellan Asset Management Limited doing business as Magellan Investment Partners

Magellan Investment Partners is a wholly owned subsidiary of MFG. Frontegra has entered into a subadvisory agreement (the “Subadvisory Agreement”) under which Magellan Investment Partners serves as the subadviser to the Funds and, subject to Frontegra’s supervision, manages each Fund’s portfolio assets.

Under the Subadvisory Agreement, Magellan Investment Partners is paid the net advisory fee received by Frontegra with respect to each Fund less an annual flat fee retained by Frontegra; provided, however, if the net advisory fee is less than such flat fee, Frontegra shall retain the entire net advisory fee and no subadvisory fee will be payable to Magellan Investment Partners. The Subadvisory Agreement also provides that Magellan Investment Partners is responsible for certain administrative and shareholder services, including, but not limited to, assisting the Company’s officers in timely preparation and filing of the Company’s registration statement, providing information necessary for the Funds’ regulatory filings, providing assistance and support to the Funds’ service providers, as well as assisting and providing support to Frontegra, the Funds’ administrator, transfer agent and other applicable service providers in responding to shareholder inquiries. In addition, Magellan Investment Partners has agreed to pay for or reimburse Frontegra, as applicable, for any expense reimbursements made by Frontegra pursuant to the expense cap/reimbursement agreement, and all amounts paid by Frontegra to financial intermediaries for sub-transfer agent and other administrative services. Under the Subadvisory Agreement, Frontegra will reimburse Magellan Investment Partners the same amount it paid or reimbursed Frontegra for any recoupment Frontegra receives under the applicable expense cap/reimbursement agreement. Magellan Investment Partners is affiliated with Frontegra, as discussed above under “Frontegra Asset Management Inc.—Ownership and Related Companies.”

Advisory Fees

For the fiscal years ended June 30, 2025, 2024 and 2023, the Funds paid the following advisory fees to Frontegra under the Advisory Agreement, and Frontegra waived the following amounts.

Fund/Fiscal Period Ended	Advisory Fee	(Waiver)/ Recoupment	Advisory Fee After Waiver/ Recoupment
MFG Global Sustainable Fund
June 30, 2025	$230,507	$(383,298)	$(152,791)
June 30, 2024	$228,274	$(300,584)	$(72,310)
June 30, 2023	$259,502	$(227,821)	$31,681

MFG Core Infrastructure Fund
June 30, 2025	$1,165,544	$(636,864)	$528,680
June 30, 2024	$2,264,803	$(618,334)	$1,646,469
June 30, 2023	$2,804,392	$(557,548)	$2,246,844

Potential Conflicts of Interest

Magellan Investment Partners and Frontegra are affiliates, which may present certain potential conflicts of interest. Frontegra’s retention of Magellan Investment Partners presents a potential conflict of interest because Frontegra may have financial and non-financial incentives for selecting and retaining Magellan Investment Partners over other subadvisers. An investment adviser may be inclined to act in its own interest by recommending to clients the services of an affiliated subadviser that provide benefits to the investment adviser and its personnel, instead of recommending the services of a subadviser that is in the best interest of the client. Magellan Investment Partners will benefit from increased advisory fees paid to Frontegra, which will result in higher subadvisory fees. In addition, Frontegra or its affiliates will benefit from the net advisory fee retained by Frontegra and also indirectly from the subadvisory fee paid by Frontegra to Magellan Investment Partners. Mr. Thompson and Mr. Jones may also be subject to conflicts due to their roles with Frontegra and its affiliates and Frontegra’s oversight responsibilities of Magellan Investment Partners, given that MFG is the ultimate parent company of Frontegra. However, Frontegra, in recommending to the Board the appointment or continued service of Magellan Investment Partners, has a fiduciary duty to act in the best interests of its clients, including the Funds and their respective shareholders. Frontegra has a duty to recommend that Magellan Investment Partners be selected, retained, or replaced only when Frontegra believes it is in the best interests of a Fund’s respective shareholders. Furthermore, the MFG Funds’ Board retains ultimate oversight of the MFG Funds and its advisory and subadvisory relationships, is aware of these relationships and is charged with acting in the best interests of the shareholders of the MFG Funds.

MFG owns a large percentage of the outstanding shares of the MFG Global Sustainable Fund. MFG, as the controlling owner of Frontegra, may face conflicts of interest when considering the effect of any redemptions on the Fund and its shareholders in deciding whether and when to redeem Fund shares. A large redemption by MFG could result in the Fund selling securities when it otherwise would not have done so, accelerating the realization of capital gains and increasing transaction costs. A large redemption could significantly reduce the assets of the Fund and increase the Fund’s expenses.

Portfolio Managers

Other Accounts Managed by Portfolio Managers of the Funds

As described in the Prospectus for each Fund under “Fund Management,” each portfolio manager is jointly responsible for the day-to-day management of the applicable Fund, and, unless otherwise indicated, is solely responsible for the day-to-day management of the other accounts set forth in the following table. Alan Pullen is the portfolio manager of the MFG Global Sustainable Fund. Ben McVicar, Ofer Karliner, Jowell Amores and David Costello are the co-portfolio managers of the MFG Core Infrastructure Fund. None of the registered investment company clients of Magellan Investment Partners pays a performance-based fee.

Other Accounts Managed by the Portfolio Managers
As of June 30, 2025

	Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicles Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number with Performance- Based Fees	Total Assets of Pooled Investment Vehicles with Performance- Based Fees	Number	Total Assets	Number with Performance- Based Fees	Total Assets of Accounts with Performance- Based Fees
MFG Global Sustainable Fund
Magellan Investment Partners
Alan Pullen	0	$0	6	$5.2 billion	4	$5.2 billion	9	$3.2 billion	4	$1.3 billion

MFG Core Infrastructure Fund
Magellan Investment Partners
Ben McVicar	0	$0	5	$2.2 billion	3	$1.8 billion	14	$8.5 billion	3	$386 million
Ofer Karliner	0	$0	5	$2.2 billion	3	$1.8 billion	14	$8.5 billion	3	$386 million
Jowell Amores	0	$0	1	$313 million	0	$0	8	$6.1 billion	0	$0
David Costello	0	$0	5	$2.2 billion	3	$1.8 billion	14	$8.5 billion	3	$386 million

Potential Conflicts of Interest

Magellan Investment Partners’ individual portfolio managers advise multiple accounts for numerous clients. In addition to the Funds, these accounts may include other mutual funds, separate accounts and private investment vehicles. Such portfolios hold positions similar to those in the portfolio that Magellan Investment Partners manages for each Fund. Positions are bought and sold for all clients based on their investment criteria and Magellan Investment Partners’ investment style. Magellan Investment Partners has developed and implemented a number of policies and procedures that are designed to ensure that the interests of all Magellan Investment Partners’ clients are protected. Policies that are a part of Magellan Investment Partners’ compliance program address areas such as trade allocations, cross trading, insider trading and trade management. Magellan Investment Partners has developed trade allocation processes and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts of interest in situations where two or more accounts, including each Fund, participate in investment decisions involving the same securities. Ongoing and annual reviews are conducted to monitor compliance with the policies and procedures. MFG, the parent company of Magellan Investment Partners, owns an interest in Barrenjoey Capital Partners (“Barrenjoey”), an Australian full service investment bank. Magellan Investment Partners may execute trades for the Funds through Barrenjoey. Barrenjoey is not considered an affiliated broker of the Company for purposes of the 1940 Act; however, all trades with Barrenjoey are subject to Magellan Investment Partners’ best execution policy and the Funds’ affiliated and related persons’ brokerage policy.

Compensation of Portfolio Managers

The following description of the portfolio managers’ compensation is as of June 30, 2025.

The compensation of the portfolio managers of each Fund is not exclusively tied to the performance or the value of the assets in the applicable Fund.

The compensation of Alan Pullen is comprised of a base salary, a discretionary short-term incentive and a performance bonus based on the performance of the portfolios he manages. The performance of the portfolios managed by Mr. Pullen is measured both in absolute terms and against the relevant strategy benchmark. The discretionary short-term incentive and performance bonus are partly paid in cash and partly deferred over a 3-year period in either MFG deferred equity or a combination of MFG deferred equity and notional investment in fund units. He is also eligible to participate in MFG’s Long Term Incentive (LTI) plan.

The compensation of Ben McVicar, Ofer Karliner and David Costello is comprised of a base salary and a short-term incentive. The short-term incentive remuneration is partly discretionary and partly based on the difference between the opening Funds Under Management (FUM) at the start of the year and the closing FUM for the strategies that they are involved in managing. The short-term incentive is partly paid in cash and partly deferred over a 3-year period in either MFG deferred equity or a combination of MFG deferred equity and notional investment in fund units. They are also eligible to participate in MFG’s Long Term Incentive (LTI) plan.

The compensation of Jowell Amores is comprised of a base salary and a short-term incentive. Mr. Amores’ variable incentive amount is discretionary. Variable remuneration is not determined on a formulaic basis but is an outcome of an overall performance appraisal process. The variable incentive is paid partly as a current year cash bonus and partly as a conditional deferred cash bonus amount over periods of up to 3 years.

Ownership of Fund Shares by Portfolio Managers

The following table sets forth the dollar range of Fund shares beneficially owned by each portfolio manager as of June 30, 2025, stated using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or over $1,000,000.

Fund/Portfolio Manager	Dollar Range of Shares Owned
MFG Global Sustainable Fund
Alan Pullen	None

MFG Core Infrastructure Fund
Ben McVicar	None
Ofer Karliner	None
Jowell Amores	None
David Costello	None

Portfolio Holdings Disclosure Policy

The Funds do not provide or permit others to provide information about their portfolio holdings to any third party on a selective basis, except as permitted by the Company’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”). Pursuant to the Disclosure Policy, the Company, Frontegra and Magellan Investment Partners may disclose information about each Fund’s portfolio holdings only in the following circumstances:

●	Each Fund provides Fund holdings information as required in regulatory filings and tailored shareholder reports and may disclose Fund holdings information in response to requests by governmental authorities. Fund holdings information is included in Form N-CSR, which must be filed within 10 days after transmittal of the Funds’ tailored shareholder reports (i.e., approximately 70 days after the second and fourth fiscal quarters) and in Form N-PORT, which is filed approximately 60 days after the end of each fiscal quarter.

●	Each Fund will post its quarterly schedule of investments to the Company’s website in compliance with the tailored shareholder report requirements and Rule 30e-1(b)(2)(i) of the 1940 Act. A Fund’s schedule of investments will be posted to the Company’s website approximately 60 days after the end of each fiscal quarter and will remain on the Company’s website until the schedule of investments for the same fiscal quarter the following year is posted to the website.

●	Each of the Funds may post their full portfolio holdings as of the calendar quarter end on the Company’s website no earlier than 30 days after quarter end.

●	Other series of the Company will generally post full portfolio holdings as of the calendar quarter end on the Company’s website no earlier than 10 days after the calendar quarter end.

●	The MFG Global Sustainable and MFG Core Infrastructure Funds’ top 10 holdings will be posted to the Company’s website no earlier than 10 days after the calendar quarter end.

●	Other series of the Company may post the top 10 holdings as of the calendar quarter end on the Company’s website no earlier than the posting of such series’ full portfolio holdings as of the calendar quarter end on the Company’s website, and in no event no earlier than 10 days after the calendar quarter end.

●	A Fund’s top 10 holdings as of a calendar quarter end may be included in Fund fact sheets following the posting of the Fund’s full portfolio holdings or top 10 holdings as of the calendar quarter end on the Company’s website.

●	A Fund’s full portfolio holdings as of the calendar quarter end may be included in a quarterly report provided to certain shareholders of the Fund or to consultants for their databases following posting of the full portfolio holdings on the Company’s website or after portfolio holdings are made public after filing Form N-PORT or Form N-CSR with the SEC. A Fund may include top 10 or full portfolio holdings in quarterly reports to shareholders or consultants following posting of top 10 holdings on the Company’s website or after the portfolio holdings are made public after filing Form N-PORT or Form N-CSR with the SEC.

●	Disclosure of full portfolio holdings as of a particular calendar quarter end may be made in response to inquiries from consultants, existing shareholders or prospective shareholders following posting of the full portfolio holdings or top 10 holdings, as the case may be, on the Company’s website.

●	Each Fund’s portfolio holdings may be included in commentary provided to consultants, existing shareholders or prospective shareholders, provided that such commentary is posted on the Company’s website prior to the dissemination of such commentary.

●	Frontegra or Magellan Investment Partners may disclose Fund portfolio holdings in regulatory filings and to the Funds’ service providers or their respective service providers (including the administrator, fund accountant, custodian, transfer agent, independent accountant, legal counsel, financial printer and middle- or back-office service providers to Frontegra or Magellan Investment Partners who need to know such information to provide such services) subject to a duty of confidentiality in connection with the fulfillment of their duties to the Fund and Company. Such disclosures generally are made to the service providers on a quarterly basis in connection with the preparation of regulatory filings but may be provided more frequently if necessary. Service providers that receive disclosures of the Funds’ portfolio holdings are required to maintain the confidentiality of the information either by contract or by law.

●	Frontegra or Magellan Investment Partners is also permitted to disclose the portfolio holding of the Funds to certain service providers as indicated below:

o	Glass, Lewis & Co. – daily, for proxy recordkeeping services
o	Apex Fund Services – daily, for fund administration
o	eVestment Omni – quarterly, for global consultant database population

●	A Fund’s portfolio holdings may also be disclosed in cases where other legitimate business purposes of the Fund are served by such disclosure provided that, if prior to the public disclosure of such information, (a) the Company’s CCO authorizes the disclosure and determines that there are no conflicts of interest between the Fund’s shareholders and Frontegra or Magellan Investment Partners and (b) the recipient is required to maintain the confidentiality of the information either by contract or by law.

The Company is prohibited from entering into any other arrangements to disclose information regarding the Funds’ portfolio securities without prior approval of the Board. No compensation or other consideration may be received by the Funds, Frontegra or Magellan Investment Partners in connection with the disclosure of portfolio holdings in accordance with this policy.

The CCO monitors compliance with the Disclosure Policy and reports any violations to the Board. The Board will review any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of the Fund shareholders and those of Frontegra, Magellan Investment Partners or any other Fund affiliate.

Proxy Voting Policies

Frontegra

The Board has adopted proxy voting procedures that delegate to Frontegra the authority to vote proxies, subject to the supervision of the Board. The Board also authorized Frontegra to delegate its authority to vote proxies to Magellan Investment Partners pursuant to the Subadvisory Agreement, if Frontegra believes that Magellan Investment Partners is in the best position to make voting decisions on behalf of a Fund. In addition, the Board authorized Frontegra and Magellan Investment Partners to retain a third-party voting service to provide recommendations on proxy votes or vote proxies on a Fund’s behalf. The Funds’ proxy voting procedures provide that, in the event of a conflict between the interests of Frontegra or Magellan Investment Partners and a Fund with regard to a proxy vote, the conflict will be resolved by a majority of the independent directors or may be addressed by such other method disclosed in Magellan Investment Partners’ proxy voting policies and procedures, as approved by the Board.

Magellan Investment Partners

Magellan Investment Partners’ proxy voting policies provide that Magellan Investment Partners will vote proxies with respect to client securities in a manner designed to promote the economic interests of its clients. With respect to the Funds, Magellan Investment Partners’ proxy voting guidelines provide that Magellan Investment Partners will review proposed company resolutions on a case-by-case basis, exercising voting rights as deemed appropriate by Magellan Investment Partners to ensure that companies act in the best interest of their shareholders. In exercising its voting discretion, Magellan Investment Partners does not intend to become involved in the day-to-day management issues of companies but will exercise voting rights to ensure that companies act in the best interest of their shareholders and, in appropriate cases, to improve the corporate governance of investee companies. Magellan Investment Partners may consider the size of its holdings and the likelihood that exercising voting rights will influence the outcome of the vote, as well as the advantage which may result from exercising voting rights. If Magellan Investment Partners determines that a proxy vote involves a conflict of interest or perceived conflict of interest between Magellan Investment Partners and client interests, Magellan Investment Partners’ ESG Team will provide a recommendation to the Risk & Compliance Team, who may determine steps to manage the potential conflict if required. Possible resolutions may include voting in accordance with the recommendations of a third-party research provider, refraining from exercising its proxy voting rights or disclosing the conflict to its client and obtain the client’s direction to vote the proxy.

Proxy Voting Records

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling toll free 1-888-825-2100, (ii) on the Funds’ website at www.mfg-funds.com, or (iii) by accessing the SEC’s website at http://www.sec.gov.

Fund Transactions and Brokerage

Magellan Investment Partners is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds’ securities business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage. Magellan Investment Partners seeks the best execution available with respect to each transaction, in light of the overall quality of brokerage and research services provided to Magellan Investment Partners or the Funds. Purchases may be made from underwriters, dealers and, on occasion, the issuers. Commissions will be paid on the Funds’ portfolio transactions. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. Brokerage will not be allocated based on the sale of a Fund’s shares. Where possible, Magellan Investment Partners will aggregate client orders for the same security on the same or similar terms, if the aggregation is in the best interests of all participating clients. Magellan Investment Partners determines trade allocation on a basis that is fair, reasonable and equitable to all of its clients, including the Funds, in order to avoid any client receiving preferential treatment.

For the fiscal years ended June 30, 2025, 2024 and 2023, the Funds paid the brokerage commissions listed in the following table.

	Brokerage Commissions Paid For the Fiscal Year Ended June 30,
Fund	2025	2024	2023
MFG Global Sustainable Fund	$3,206	$2,168	$2,257
MFG Core Infrastructure Fund	$80,861	$34,790	$51,700

Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

In selecting brokers and negotiating commissions, Magellan Investment Partners considers several factors, subject to the principle of best execution, including, as appropriate: the firm’s reliability; the quality of its execution services on a continuing basis; the reputation, experience and financial condition of the broker dealer involved; the amount of commissions; investment and market information and other research, such as economic, securities and performance measurement research and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if Magellan Investment Partners determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Funds. Such research information may be used by Magellan Investment Partners in servicing all accounts.

As of the date of this SAI, none of the Funds pays “soft dollar” commissions for research. The Subadvisory Agreement authorizes the Funds to pay higher commissions for research in accordance with the following requirements. The Subadvisory Agreement provides that such higher commissions will not be paid by the Funds unless (a) Magellan Investment Partners determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of Magellan Investment Partners’ overall responsibilities with respect to the accounts as to which they exercise investment discretion; (b) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws, and the Subadvisory Agreement; and (c) in the opinion of Magellan Investment Partners, the total commissions paid by the Funds will be reasonable in relation to the benefits to the Funds over the long term.

The Funds are required to identify any brokerage transactions during their most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Funds. During the most recent fiscal year, one of the Funds’ execution brokers provided Magellan Investment Partners with research, for which Magellan Investment Partners paid hard dollars.

Magellan Investment Partners places portfolio transactions for other advisory accounts that it manages. Research services furnished by firms through which the Funds effect their securities transactions may be used by Magellan Investment Partners in servicing all of its accounts. Not all of such services may be used by Magellan Investment Partners in connection with the Funds. Magellan Investment Partners believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) managed by them. Magellan Investment Partners seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, the main factors considered by Magellan Investment Partners are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

Custodian

As custodian of the Funds’ assets, U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, has custody of all securities and cash of each Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Company.

Transfer Agent

U.S. Bancorp Fund Services, LLC, 801 Pennsylvania Ave, Suite 219252, Kansas City, Missouri 64105-1307, an affiliate of U.S. Bank, N.A., acts as transfer agent for the Funds.

Administrator and Fund Accountant

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) also provides administrative and fund accounting services to the Funds pursuant to separate Administration and Fund Accounting Agreements. Under these Agreements, Fund Services calculates the daily net asset value of each Fund and provides administrative services (which include clerical, compliance and regulatory services such as filing all required federal income and excise tax returns and state property tax returns, assisting with regulatory filings, preparing financial statements and monitoring expense accruals). For the foregoing services, Fund Services receives from the Funds a fee, computed daily and payable monthly, based on the Company’s average net assets. For the fiscal years ended June 30, 2025, 2024, and 2023, Fund Services received $153,074, $266,950 and $399,918, respectively, from the Company, including from former series of the Company, for such services.

Compliance and Financial Reporting Services

NexTier Solutions Inc. provides compliance and financial reporting services to the Funds pursuant to a compliance services agreement (“CSA”) between NexTier and the Company. Under the terms of the CSA, NexTier provides an individual to serve as CCO and Anti-Money Laundering (“AML”) Compliance Officer, subject to the approval and oversight of the Board, and to perform the functions of the CCO as described in Rule 38a-1 under the 1940 Act. Pursuant to the CSA, NexTier also provides an individual to serve as the Fund’s Treasurer and Principal Accounting Officer, subject to the approval and oversight of the Board. The Board has approved Mr. Chica as CCO and AML Compliance Officer and Mr. Baker as Treasurer and Principal Accounting Officer. For these services, Frontegra pays NexTier a monthly retainer, plus reimbursements for out-of-pocket expenses.

Shareholder Meetings

Maryland law permits registered investment companies, such as the Company, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

The Company’s Bylaws also contain procedures for the removal of directors by shareholders of the Company. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

Distribution of Fund Shares

Distributor

The Distributor, Frontegra Strategies, LLC, located at 999 Oakmont Plaza Drive, Suite 600, Westmont, Illinois 60559, is the principal distributor of the Funds’ shares. Under a Distribution Agreement between the Company and the Distributor, the Distributor offers the Funds’ shares on a continuous, best efforts basis. The Distributor is indirectly owned by MFG and is managed by Mr. Thompson. See “Frontegra Asset Management Inc.—Ownership and Related Companies” for a discussion of the Distributor’s affiliates. The Distributor does not receive commissions or other compensation for the sale of Fund shares.

The Distribution Agreement is subject to annual renewal by the Board or shareholders in accordance with the requirements of the 1940 Act. The Distribution Agreement is terminable without penalty by the Company on behalf of each Fund on 60 days’ written notice when authorized either by a majority vote of each Fund’s shareholders or by vote of a majority of the Board, including a majority of the directors who are not “interested persons” (as defined in the 1940 Act) of the Company, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Payments to Financial Intermediaries

The Distributor, Frontegra and/or their affiliates may pay compensation, out of their own resources and without additional cost to the Funds or their shareholders, to financial intermediaries for services provided to clients who hold Fund shares, for introducing new shareholders to the Funds and for administrative, sub-accounting and shareholder services. This practice is referred to as “revenue sharing.” These payments, if made, would be in addition to the shareholder servicing or other administrative fees payable out of Fund assets to firms that provide services to shareholders of Institutional Class and Service Class shares (as applicable). Payments may be structured as a flat fee, a percentage of net sales or net assets (or a combination thereof) or a fee based on the number of underlying client accounts.

Purchase, Pricing and Redemption of Shares

Shares of each Fund are sold on a continuous basis at each Fund’s net asset value. As set forth in the Prospectus under “Valuation of Fund Shares,” each Fund’s net asset value per share is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. A Fund is not required to calculate its net asset value on days during which that Fund receives no orders to purchase shares and no shares are tendered for redemption. Net asset value is calculated by taking the market value of the Fund’s total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Debt securities are valued by using an evaluated bid price provided by a pricing service. If closing bid and asked prices are not readily available, the pricing service may provide a price determined by a method used to value fixed income securities without relying exclusively on quoted prices. Common stocks and other equity-type securities are valued at the last trade price on the national securities exchange (other than NASDAQ) on which such securities are primarily traded, and securities traded on NASDAQ are valued using the NASDAQ Official Closing Price. However, securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day are valued at the most recent bid price. Securities not listed on a national securities exchange or NASDAQ are valued at the most recent sale price.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Frontegra, as valuation designee under the Funds’ Valuation and Pricing Procedures, which were adopted in accordance with Rule 2a-5 of the 1940 Act. The Board has approved the use of pricing services to assist the Funds in the determination of net asset value. Short-term fixed income securities maturing within 60 days or less, which are not priced by a pricing service, may be valued by the amortized cost method.

Most securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using the fair value procedures described above. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Purchases In Kind. Shares of a Fund may be purchased “in kind,” subject to the approval of Frontegra and/or Magellan Investment Partners and their determination that the securities are acceptable investments for a Fund and that they have a value that is readily ascertainable in accordance with the applicable Fund’s valuation policies. In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares. Securities accepted by a Fund in an in kind purchase will be valued at market value. In general, investors transferring securities for shares will be treated, for federal income tax purposes, as if they sold the transferred securities at their fair market value and used the proceeds to purchase shares of a Fund, and a Fund’s tax basis in the transferred securities will be equal to their fair market value.

Redemptions In Kind. The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the net asset value of the shares of the Fund being redeemed, whichever is less for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in assets other than cash, such as securities or other property. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund’s net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. The subsequent sale of securities received in kind may result in recognized gains or losses for federal income tax purposes.

Anti-Money Laundering Program

The Company has established an AML Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Company’s Program provides for the development of internal practices, procedures and controls, the designation of an AML compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program. Andrew Chica serves as the Company’s AML Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ transfer agent has established proper AML procedures that require it to report suspicious and/or fraudulent activity, verify the identity of new shareholders, check shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and undertake a complete and thorough review of all new account applications.

Taxation of the Funds

Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund. Some of the changes could affect the timing, amount and tax treatment of a Fund’s distributions made to shareholders. Please consult your tax adviser before investing.

If your shares are held in a taxable account, you should be aware of the following federal income tax implications. Each Fund intends to qualify and elect to be taxed as a “regulated investment company” under the Code. If so qualified, each Fund will not be liable for federal income or excise taxes at the Fund level on amounts distributed to shareholders, provided that investment company taxable income and net capital gain are sufficiently distributed to shareholders on a timely basis and each Fund meets certain requirements regarding the sources of its income and the diversification of its assets. Pursuant to the Code, each Fund will be treated as a separate entity for federal income tax purposes. In the event that a Fund fails to qualify as a “regulated investment company” and does not obtain relief from such failure, it will be treated as a regular corporation for federal income tax purposes. In this event, a Fund would be subject to federal income taxes on the full amount of its investment company taxable income and net capital gains, and any distributions made by such Fund to the extent of its then-current and accumulated earnings and profits would be taxable as dividend income to the Fund’s shareholders. This would increase the cost of investing in such Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

A Fund will be a personal holding company for federal income tax purposes if 50% or more of the Fund’s shares are owned, at any time during the last half of the Fund’s taxable year, directly or indirectly by five or fewer shareholders and at least 60% of the Fund’s income is personal holding company income (e.g., dividends, interest, rent, royalties, and certain other passive investment income). If a Fund becomes a personal holding company, it may be subject to a tax of 20% on all its investment income and on any net short-term gains not distributed to shareholders on or before the fifteenth day of the third month following the close of the Fund’s taxable year. In addition, a Fund’s status as a personal holding company may also limit the ability of the Fund to distribute dividends with respect to a taxable year in a manner qualifying for the dividends-paid deduction subsequent to the end of the taxable year and will prevent the Fund from using tax equalization (as described below). Each Fund intends to distribute all of its income and gain in a timely manner such that it will not be subject to an income tax or an otherwise applicable personal holding company tax, but there can be no assurance that each Fund will be successful in doing so each year. The Core Infrastructure Fund is currently treated as a personal holding company.

Under current law, if a Fund is not treated as a personal holding company for U.S. federal income tax purposes, the Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Fund is required to distribute as dividends to non-redeeming shareholders. Tax equalization is not available to the Core Infrastructure Fund because of its current status as a personal holding company, which may result in the Core Infrastructure Fund being required to distribute a greater amount to non-redeeming shareholders in the form of dividends to avoid a fund-level federal income or excise tax or to qualify as a regulated investment company than the Fund would have distributed were it not a personal holding company, including in particular, in the event of a redemption of a large shareholder.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income and net capital gain. For federal income tax purposes, distributions of each Fund’s investment company taxable income (which includes, generally, dividends, interest, the excess of any net short-term capital gain over net long-term capital loss, and net gain from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and reported by the Fund as “qualified dividend” income. For non-corporate shareholders, “qualified dividend” income is eligible for the reduced federal income tax rates applicable to long-term capital gains if the shareholder meets certain holding period requirements.

Distributions of investment company taxable income will be taxed at the ordinary income tax rate applicable to the shareholder. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares. Each Fund will inform shareholders of the federal income tax status of all distributions promptly after the close of each calendar year. The following paragraph sets forth a Fund’s aggregate capital loss carryforward as of June 30, 2025, which is available to offset future capital gains. A Fund’s ability to utilize its capital loss carryforwards in a given year or in total may be limited. The following amounts are not subject to expiration and will retain their character as short-term or long-term capital losses.

Certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8% (in addition to regular income tax). The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Funds’ distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized on the sale, exchange or redemption of a Fund’s shares is includable in a shareholder’s investment income for purposes of this NII tax.

Interest and dividends received by a Fund from foreign sources may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains realized on investments held by foreign investors. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock and securities of foreign corporations, it will be eligible to, and may, file an election with the IRS that would, in effect, pass through to the shareholders any foreign and U.S. possessions income taxes paid by such Fund. Pursuant to the election, an eligible Fund would treat those taxes as distributions paid to its shareholders and each shareholder would be required to (i) include in gross income, and treat as paid by him, his proportionate share of those taxes paid by such Fund, (ii) treat his share of those taxes and of any distribution paid by such Fund that represents income from foreign or U.S. possessions sources as his own income from those sources, and (iii) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. If a Fund makes this election, it will report to its shareholders shortly after each taxable year their respective share of income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a generally nonrefundable 30% tax on (a) distributions of investment company taxable income, and (b) distributions of net capital gain and the gross proceeds of a sale, exchange or redemption of Fund shares paid, to (i) certain “foreign financial institutions” that do not agree to verify, monitor and report to the IRS the identity of certain of its accountholders, among other things (unless such entity is deemed compliant under the terms of an intergovernmental agreement between the U.S. and the country in which the entity is a tax resident), and (ii) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale, exchange or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds a Fund’s shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Each Fund maintains its accounts and calculates its income in U.S. dollars. In general, gain or loss (i) from the disposition of foreign currencies and forward currency contracts, (ii) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date, and (iii) attributable to fluctuations in exchange rates between the time a Fund accrues interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss. A foreign-currency-denominated debt security acquired by a Fund may bear interest at a high nominal rate that takes into account expected decreases in the value of the principal amount of the security due to anticipated currency devaluations. In that case, a Fund would be required to include the interest in income as paid currently but generally would realize a currency loss with respect to the principal only when the principal was received (through disposition or upon maturity).

Certain of a Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, options, swaps, derivatives, and/or notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a regulated investment company, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the regulated investment company distribution requirements for avoiding Fund-level income and excise taxes. Although there can be no absolute assurances, each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve each Fund’s qualification for treatment as a regulated investment company.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on an investor. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Investors are urged to consult their own tax advisers.

Cost Basis Reporting

The Funds are required to report to certain shareholders and the IRS the cost basis of shares acquired on or after January 1, 2012 (“covered shares”), when the shareholder sells, redeems or exchanges such shares. These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, banks, financial institutions, corporations (other than S corporations), credit unions, and certain other entities and governmental bodies. Shares acquired before January 1, 2012 (“non-covered shares”), are treated as if held in a separate account from covered shares. The Funds are not required to determine or report a shareholder’s cost basis in non-covered shares and are not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the sale, exchange or redemption of a share results in a capital gain or loss. If you sell, exchange or redeem covered shares during any year, then the Funds will report the gain or loss, cost basis, and holding period of such covered shares to the IRS and you on Form 1099.

A cost basis method is the method by which a Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values. If a shareholder does not affirmatively elect a cost basis method, each Fund will use the average cost method, which averages the basis of all Fund covered shares in your account regardless of holding period, and covered shares sold, exchanged or redeemed are deemed to be those with the longest holding period first. Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares. The default cost basis method applied by the Funds or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold Fund shares through a broker or another nominee, please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., 8101 East Prentice Ave., Suite 750, Greenwood Village, CO 80111, serves as the independent registered public accounting firm for the Funds. Its services include auditing the Funds’ financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

Financial Statements

The audited financial statements of the Funds for the fiscal year ended June 30, 2025, are incorporated herein by reference to the Company’s Form N-CSR filing for the fiscal year ended June 30, 2025, as filed with the SEC on September 5, 2025.

PART C

OTHER INFORMATION

Item 28.	Exhibits

See “Exhibit Index.”

Item 29.	Persons Controlled by or under Common Control with Registrant

Registrant neither controls any person nor is under common control with any other person.

Item 30.	Indemnification

Article VII of Registrant’s Amended and Restated Articles of Incorporation provides as follows:

ARTICLE VII

LIMITATION OF LIABILITY AND INDEMNIFICATION

(1)            To the maximum extent that Maryland law in effect from time to time permits limitation of the liability of directors and officers of a corporation, no present or former director or officer of the Corporation shall be liable to the Corporation or its stockholders for money damages.

(2)            To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to, or witness in, the proceeding by reason of his or her service in that capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, trustee, member, manager or partner of another corporation, real estate investment trust, limited liability company, partnership, joint venture, trust, employee benefit plan or any other enterprise and who is made or threatened to be made a party to, or witness in, the proceeding by reason of his or her service in that capacity. The rights to indemnification and advance of expenses provided by the Charter shall vest immediately upon election of a director or officer. The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance of expenses to an individual who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. The indemnification and payment or reimbursement of expenses provided herein shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment or reimbursement of expenses may be or may become entitled under any bylaw, resolution, insurance, agreement or otherwise. The Bylaws may provide for additional procedural requirements relating to indemnification and advance of expenses.

(3)            The provisions of this Article VII shall be subject to the limitations of the Investment Company Act.

(4)            Neither the amendment nor repeal of this Article VII, nor the adoption or amendment of any other provision of the Charter or Bylaws inconsistent with this Article VII, shall apply to or affect in any respect the applicability of the preceding sections of this Article VII with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Article VI of Registrant’s Amended and Restated Bylaws provides as follows:

ARTICLE VI
INDEMNIFICATION AND INSURANCE

6.1 Indemnification. The Board of Directors may take such action as is necessary to carry out the indemnification and expense advance provisions of the Charter and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

6.2 Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in or arising out of his or her service in such capacity. However, in no event will the Corporation purchase insurance to indemnify any such person for any act for which the Corporation itself is not permitted to indemnify him or her.

Item 31.	Business and Other Connections of Investment Adviser

Frontegra Asset Management, Inc. (“Frontegra”) serves as the investment adviser with respect to the Registrant’s MFG Global Sustainable Fund and MFG Core Infrastructure Fund. Frontegra is a registered investment adviser. The business and other connections of Frontegra, as well as the names and titles of the executive officers and directors of Frontegra, are further described in Frontegra’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC.

Magellan Asset Management Limited doing business as Magellan Investment Partners (“Magellan Investment Partners”) serves as subadviser with respect to the Registrant’s MFG Global Sustainable Fund and MFG Core Infrastructure Fund. Magellan Investment Partners is a registered investment adviser. The business and other connections of Magellan Investment Partners, as well as the names and titles of the executive officers and directors of Magellan Investment Partners are further described in Magellan Investment Partners’ Form ADV as filed with the SEC.

To the best of Registrant’s knowledge, none of the directors or executive officers of Frontegra or Magellan Investment Partners is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted in the “Directors and Officers” and “Investment Adviser and Subadviser” sections of the Registrant’s Statement of Additional Information, which are incorporated herein by reference.

Item 32.	Principal Underwriters

(a)	None

(b)	Set forth below is certain information pertaining to the managers and officers of Frontegra Strategies, LLC, the Registrant’s principal underwriter:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH FUND
Charles S. Thompson II 999 Oakmont Plaza Drive Suite 600 Westmont, IL 60559	President and General Securities Principal	President and Director

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH FUND
Benjamin D. Jones 999 Oakmont Plaza Drive Suite 600 Westmont, IL 60559	Managing Director, Chief Compliance Officer and General Securities Principal	Vice President, Secretary
Carol Ann Kinzer 999 Oakmont Plaza Drive Suite 600 Westmont, IL 60559	Financial Operations Principal	None

(c)	None

Item 33.	Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that section, are maintained in the following locations:

Records Relating to:	Are Located at:
Registrant’s Investment Adviser to MFG Global Sustainable Fund and MFG Core Infrastructure Fund	Frontegra Asset Management, Inc. 999 Oakmont Plaza Drive, Suite 600 Westmont, IL 60559
Registrant’s Subadviser to MFG Global Sustainable Fund and MFG Core Infrastructure Fund	Magellan Asset Management Limited (d/b/a Magellan Investment Partners) Level 36, 25 Martin Place Sydney NSW 2000 Australia
Registrant’s Custodian	U.S. Bank, N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Transfer Agent, Administrator and Fund Accountant	U.S. Bancorp Fund Services LLC (d/b/a U.S. Bank Global Fund Services) 615 E. Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Distributor	Frontegra Strategies, LLC 999 Oakmont Plaza Drive, Suite 600 Westmont, IL 60559

Item 34.	Management Services

All management-related service contracts entered into by the Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Westmont and State of Illinois on the 28th day of October 2025.

MFG FUNDS, INC. (Registrant)

By:	/s/ Charles S. Thompson II
Charles S. Thompson II
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

	Name	Title	Date

	/s/ Charles S. Thompson II	President and a Director (principal executive officer)	October 28, 2025
Charles S. Thompson II

	/s/ Robert Lance Baker	Treasurer (principal financial officer)	October 28, 2025
Robert Lance Baker

Director*
Pamela H. Conroy

Director*
Steven K. Norgaard

Director*
Erik D. Barefield

*By:	/s/ Charles S. Thompson II
Charles S. Thompson II
President
Attorney-in-fact pursuant to Power of Attorney filed on October 28, 2024, Post Effective Amendment No. 130.

EXHIBIT INDEX

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(a.1)	Registrant’s Amended and Restated Articles of Incorporation	Filed October 28, 2022, Post-Effective Amendment No. 128
(a.2)	Articles of Amendment dated October 15, 2025		X
(b)	Registrant’s Amended and Restated By-Laws	Filed October 28, 2022, Post-Effective Amendment No. 128
(c)	Instruments Defining Rights of Security Holders	Incorporated by Reference to the Amended and Restated Articles of Incorporation and Amended and Restated By-Laws
(d.1)	Form of Investment Advisory Agreement	Filed July 23, 2018, Definitive Proxy Statement on Schedule 14A
(d.2)	Amended Exhibit B to the Investment Advisory Agreement regarding the Frontier MFG Core Infrastructure Fund	Filed October 28, 2019, Post-Effective Amendment No. 124
(d.3)	Form of Exhibit F to the Investment Advisory Agreement regarding the Frontier MFG Global Sustainable Fund	Filed December 14, 2018, Post-Effective Amendment No. 115
(d.4)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Magellan Asset Management Limited doing business as MFG Asset Management	Filed July 23, 2018, Definitive Proxy Statement on Schedule 14A
(d.5)	Form of Exhibit E to the Subadvisory Agreement between Frontegra Asset Management, Inc. and Magellan Asset Management Limited doing business as MFG Asset Management regarding the Frontier MFG Global Sustainable Fund	Filed December 14, 2018, Post-Effective Amendment No. 115
(d.6)	Amended and Restated Expense Cap/Reimbursement Agreement regarding the Frontier MFG Core Infrastructure Fund and Frontier MFG Global Sustainable Fund	Filed October 28, 2024, Post-Effective Amendment No. 130
(e.1)	Distribution Agreement	Filed June 29, 2018, Post-Effective Amendment No. 110
(e.2)	Amended Exhibit A to Distribution Agreement	Filed October 28, 2024, Post-Effective Amendment No. 130
(f)	None
(g.1)	Custody Agreement	Filed October 28, 2014, Post-Effective Amendment No. 85
(g.2)	Form of Amendment to Custody Agreement dated August 2, 2021	Filed October 28, 2021, Post-Effective Amendment No. 127

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(h.1)	Transfer Agent Servicing Agreement	Filed October 28, 2014, Post-Effective Amendment No. 85
(h.2)	Form of Amendment to Transfer Agent Services Agreement dated August 2, 2021	Filed October 28, 2021, Post-Effective Amendment No. 127
(h.3)	Fund Administration Servicing Agreement	Filed October 28, 2014, Post-Effective Amendment No. 85
(h.4)	Form of Amendment to Fund Administration Servicing Agreement dated August 2, 2021	Filed October 28, 2021, Post-Effective Amendment No. 127
(h.5)	Addendum to Fund Administration Servicing Agreement	Filed October 28, 2024, Post-Effective Amendment No. 130
(h.6)	Fund Accounting Servicing Agreement	Filed October 28, 2014, Post-Effective Amendment No. 85
(h.7)	Form of Amendment to Fund Accounting Servicing Agreement dated August 2, 2021	Filed October 28, 2021, Post-Effective Amendment No. 127
(h.8)	Power of Attorney	Filed October 28, 2024, Post-Effective Amendment No. 130
(i.1)	Opinion and Consent of Godfrey & Kahn, S.C. dated December 27, 2011 (Institutional Class shares for the MFG Core Infrastructure Fund f/k/a Frontier MFG Core Infrastructure Fund)	Filed December 28, 2011, Post-Effective Amendment No. 79
(i.2)	Opinion and Consent of Godfrey & Kahn, S.C. dated March 17, 2016 (Service Class shares for the MFG Core Infrastructure Fund f/k/a Frontier MFG Core Infrastructure Fund)	Filed March 17, 2016, Post-Effective Amendment No. 97
(i.3)	Opinion and Consent of Godfrey & Kahn, S.C. dated December 14, 2018 (MFG Global Sustainable Fund f/k/a Frontier MFG Global Sustainable Fund)	Filed December 14, 2018, Post-Effective Amendment No. 115
(j)	Consent of Independent Registered Public Accounting Firm		X
(k)	None
(l)	Initial Subscription Agreements	Filed October 11, 1996, Post-Effective Amendment No. 1
(m.1)	Shareholder Servicing Plan	Filed October 28, 2020, Post-Effective Amendment No. 126
(m.2)	Amended Exhibit A to Shareholder Servicing Plan	Filed October 28, 2024, Post-Effective Amendment No. 130
(n.1)	Amended and Restated Multiple Class Plan	Filed October 28, 2024, Post-Effective Amendment No. 130
(o)	Reserved
(p.1)	Code of Ethics for Access Persons of Frontier Funds, Inc., Frontegra Asset Management, Inc., Frontegra Strategies, LLC and Frontier Partners, Inc.	Filed October 28, 2021, Post-Effective Amendment No. 127
(p.2)	Magellan Asset Management Limited Personal Trading Policy		X

2